UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

December 31, 2013

1.842162.107

CDCIP-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AUTO COMPONENTS - 4.2%
Auto Parts & Equipment - 4.2%
Delphi Automotive PLC	616,957	$ 37,097,624
TRW Automotive Holdings Corp. (a)	287,233	21,367,263
		58,464,887
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Diversified Support Services - 1.8%
KAR Auction Services, Inc.	849,520	25,103,316
HOTELS, RESTAURANTS & LEISURE - 14.4%
Hotels, Resorts & Cruise Lines - 1.9%
Wyndham Worldwide Corp.	364,238	26,840,698
Restaurants - 12.5%
Bloomin' Brands, Inc. (a)	314,886	7,560,413
Burger King Worldwide, Inc.	937,824	21,438,657
McDonald's Corp.	523,800	50,824,314
Panera Bread Co. Class A (a)	139,773	24,696,491
Texas Roadhouse, Inc. Class A	698,604	19,421,191
Yum! Brands, Inc.	669,398	50,613,183
		174,554,249
TOTAL HOTELS, RESTAURANTS & LEISURE		201,394,947
HOUSEHOLD DURABLES - 3.9%
Homebuilding - 2.1%
NVR, Inc. (a)	28,300	29,036,083
Housewares & Specialties - 1.8%
Jarden Corp. (a)	410,713	25,197,243
TOTAL HOUSEHOLD DURABLES		54,233,326
INTERNET & CATALOG RETAIL - 5.2%
Internet Retail - 5.2%
Liberty Interactive Corp.:
(Venture Group) Series A (a)	132,278	16,215,960
Series A (a)	872,441	25,606,143
priceline.com, Inc. (a)	26,621	30,944,250
		72,766,353
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
eBay, Inc. (a)	387,041	21,244,680
Common Stocks - continued
	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Leisure Products - 0.6%
Brunswick Corp.	167,514	$ 7,715,695
MEDIA - 21.3%
Broadcasting - 2.3%
Discovery Communications, Inc. Class A (a)	264,219	23,890,682
Liberty Media Corp. Class A (a)	50,518	7,398,361
		31,289,043
Cable & Satellite - 6.3%
DIRECTV (a)	673,325	46,520,024
DISH Network Corp. Class A	195,663	11,332,801
Liberty Global PLC Class A (a)	342,767	30,502,835
		88,355,660
Movies & Entertainment - 12.7%
The Walt Disney Co.	1,064,405	81,320,545
Time Warner, Inc.	615,316	42,899,832
Twenty-First Century Fox, Inc. Class A	1,488,014	52,348,333
		176,568,710
TOTAL MEDIA		296,213,413
MULTILINE RETAIL - 10.4%
General Merchandise Stores - 10.4%
Dollar General Corp. (a)	853,039	51,455,312
Dollar Tree, Inc. (a)	754,774	42,584,349
Target Corp.	794,147	50,245,681
		144,285,342
SPECIALTY RETAIL - 26.4%
Apparel Retail - 9.4%
Abercrombie & Fitch Co. Class A (d)	287,630	9,465,903
Foot Locker, Inc.	797,548	33,050,389
L Brands, Inc.	256,599	15,870,648
Ross Stores, Inc.	483,352	36,217,565
TJX Companies, Inc.	583,310	37,174,346
		131,778,851
Automotive Retail - 4.1%
AutoZone, Inc. (a)	70,219	33,560,469
O'Reilly Automotive, Inc. (a)	185,700	23,901,447
		57,461,916
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - 3.7%
Lowe's Companies, Inc.	1,035,571	$ 51,312,543
Homefurnishing Retail - 1.6%
Williams-Sonoma, Inc.	383,550	22,353,294
Specialty Stores - 7.6%
Cabela's, Inc. Class A (a)	215,555	14,368,896
Dick's Sporting Goods, Inc.	508,982	29,571,854
PetSmart, Inc.	339,460	24,695,715
Sally Beauty Holdings, Inc. (a)	853,505	25,801,456
Staples, Inc.	686,978	10,916,080
		105,354,001
TOTAL SPECIALTY RETAIL		368,260,605
TEXTILES, APPAREL & LUXURY GOODS - 10.0%
Apparel, Accessories & Luxury Goods - 7.1%
PVH Corp.	207,409	28,211,772
Ralph Lauren Corp.	149,187	26,341,949
Swatch Group AG (Bearer) (Reg.)	138,920	15,635,411
VF Corp.	460,020	28,677,647
		98,866,779
Footwear - 2.9%
NIKE, Inc. Class B	203,221	15,981,299
Wolverine World Wide, Inc.	729,754	24,782,446
		40,763,745
TOTAL TEXTILES, APPAREL & LUXURY GOODS		139,630,524
TOTAL COMMON STOCKS (Cost $1,081,795,333)		1,389,313,088
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	10,088,197	$ 10,088,197
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,244,000	2,244,000
TOTAL MONEY MARKET FUNDS (Cost $12,332,197)		12,332,197
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,094,127,530)		1,401,645,285
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(8,181,913)
NET ASSETS - 100%		$ 1,393,463,372
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,882
Fidelity Securities Lending Cash Central Fund	688
Total	$ 5,570
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,099,697,453. Net unrealized appreciation aggregated $301,947,832, of which $308,353,022 related to appreciated investment securities and $6,405,190 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

December 31, 2013

1.842161.107

CSCIP-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
BEVERAGES - 26.0%
Brewers - 3.6%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	108,000	$ 1,168,450
Anheuser-Busch InBev SA NV	137,053	14,573,705
SABMiller PLC	406,116	20,854,467
		36,596,622
Distillers & Vintners - 6.4%
Diageo PLC sponsored ADR	170,109	22,525,834
Pernod Ricard SA	184,036	20,965,697
Remy Cointreau SA	247,899	20,799,703
Treasury Wine Estates Ltd.	548,417	2,360,265
		66,651,499
Soft Drinks - 16.0%
Coca-Cola Bottling Co. Consolidated	34,601	2,532,447
Coca-Cola Central Japan Co. Ltd.	21,700	450,792
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	20,140	2,452,448
Coca-Cola Icecek A/S	159,435	3,839,349
Embotelladora Andina SA:
ADR	102,114	2,111,718
sponsored ADR	80,758	2,280,606
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	26,213	2,565,466
PepsiCo, Inc.	286,118	23,730,627
The Coca-Cola Co.	3,045,687	125,817,330
		165,780,783
TOTAL BEVERAGES		269,028,904
FOOD & STAPLES RETAILING - 19.1%
Drug Retail - 9.4%
Clicks Group Ltd.	145,392	870,273
CVS Caremark Corp.	1,183,923	84,733,369
Drogasil SA	351,600	2,222,494
Walgreen Co.	170,151	9,773,473
		97,599,609
Food Retail - 5.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	33,000	2,481,563
Fresh Market, Inc. (a)	45,804	1,855,062
Kroger Co.	1,283,456	50,735,016
Whole Foods Market, Inc.	26,300	1,520,929
		56,592,570
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Hypermarkets & Super Centers - 4.2%
Wal-Mart Stores, Inc.	559,762	$ 44,047,672
TOTAL FOOD & STAPLES RETAILING		198,239,851
FOOD PRODUCTS - 13.0%
Agricultural Products - 4.8%
Archer Daniels Midland Co.	473,530	20,551,202
Bunge Ltd.	334,199	27,441,080
SLC Agricola SA	285,800	2,493,501
		50,485,783
Packaged Foods & Meats - 8.2%
Annie's, Inc. (a)(d)	64,619	2,781,202
Danone SA	60,969	4,388,343
Green Mountain Coffee Roasters, Inc.	120,799	9,129,988
Hain Celestial Group, Inc. (a)	29,271	2,657,221
Kellogg Co.	181,285	11,071,075
Lindt & Spruengli AG	66	3,558,769
Mead Johnson Nutrition Co. Class A	256,310	21,468,526
Nestle SA	151,282	11,087,467
Orion Corp.	2,815	2,530,426
Ulker Biskuvi Sanayi A/S	314,475	2,224,300
Unilever NV (NY Reg.)	325,074	13,077,727
Want Want China Holdings Ltd.	526,000	759,733
		84,734,777
TOTAL FOOD PRODUCTS		135,220,560
HOTELS, RESTAURANTS & LEISURE - 0.2%
Restaurants - 0.2%
ARAMARK Holdings Corp. (a)	85,100	2,231,322
HOUSEHOLD DURABLES - 0.2%
Housewares & Specialties - 0.2%
Tupperware Brands Corp.	26,800	2,533,404
HOUSEHOLD PRODUCTS - 13.2%
Household Products - 13.2%
Colgate-Palmolive Co.	332,605	21,689,172
Procter & Gamble Co.	1,380,748	112,406,695
Svenska Cellulosa AB (SCA) (B Shares)	87,800	2,702,862
		136,798,729
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 1.2%
Personal Products - 1.2%
Hengan International Group Co. Ltd.	202,000	$ 2,386,186
Herbalife Ltd.	45,876	3,610,441
L'Oreal SA	20,000	3,513,538
Nu Skin Enterprises, Inc. Class A	17,376	2,401,711
		11,911,876
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Perrigo Co. PLC	16,234	2,491,270
TOBACCO - 24.1%
Tobacco - 24.1%
Altria Group, Inc.	1,313,423	50,422,309
British American Tobacco PLC sponsored ADR	1,400,281	150,418,183
Imperial Tobacco Group PLC	124,840	4,833,319
ITC Ltd.	656,757	3,418,131
Japan Tobacco, Inc.	124,400	4,047,821
Lorillard, Inc.	222,203	11,261,248
Philip Morris International, Inc.	229,044	19,956,604
Souza Cruz SA	493,000	5,083,482
		249,441,097
TOTAL COMMON STOCKS (Cost $687,307,999)		1,007,897,013
Nonconvertible Preferred Stocks - 0.3%

BEVERAGES - 0.3%
Brewers - 0.3%
Ambev SA sponsored ADR (Cost $886,188)	430,475	3,163,991
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	24,213,156	$ 24,213,156
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	787,500	787,500
TOTAL MONEY MARKET FUNDS (Cost $25,000,656)		25,000,656
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $713,194,843)		1,036,061,660
NET OTHER ASSETS (LIABILITIES) - 0.1%		862,982
NET ASSETS - 100%		$ 1,036,924,642
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,951
Fidelity Securities Lending Cash Central Fund	23,952
Total	$ 27,903
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,007,897,013	$ 967,937,751	$ 39,959,262	$ -
Nonconvertible Preferred Stocks	3,163,991	3,163,991	-	-
Money Market Funds	25,000,656	25,000,656	-	-
Total Investments in Securities:	$ 1,036,061,660	$ 996,102,398	$ 39,959,262	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $714,296,452. Net unrealized appreciation aggregated $321,765,208, of which $327,124,082 related to appreciated investment securities and $5,358,874 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Equity
Central Fund

December 31, 2013

1.876938.105

EMQ-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.4%
	Shares	Value
Argentina - 0.2%
Grupo Financiero Galicia SA sponsored ADR	35,000	$ 365,750
Austria - 0.8%
C.A.T. oil AG (Bearer)	34,969	971,758
Erste Group Bank AG	26,500	923,432
TOTAL AUSTRIA		1,895,190
Bailiwick of Jersey - 0.5%
Atrium European Real Estate Ltd.	163,973	942,915
Petrofac Ltd.	13,500	273,629
TOTAL BAILIWICK OF JERSEY		1,216,544
Bermuda - 1.4%
Aquarius Platinum Ltd. (Australia) (a)	378,164	256,624
BW Offshore Ltd.	653,386	781,008
Cosan Ltd. Class A	51,392	705,098
GP Investments Ltd. Class A (depositary receipt) (a)	326,907	601,187
Shangri-La Asia Ltd.	402,000	783,854
TOTAL BERMUDA		3,127,771
Brazil - 2.9%
Anhanguera Educacional Participacoes SA	132,428	843,885
BHG SA (Brazil Hospitality Group) (a)	35,500	209,520
BR Properties SA	108,500	863,098
Estacio Participacoes SA	78,500	685,220
Fibria Celulose SA (a)	51,200	605,456
Localiza Rent A Car SA	59,100	841,178
Minerva SA (a)	63,800	313,788
Smiles SA	51,100	710,048
T4F Entretenimento SA (a)	26,000	60,046
Ultrapar Participacoes SA	62,600	1,497,930
TOTAL BRAZIL		6,630,169
British Virgin Islands - 0.2%
Luxoft Holding, Inc.	10,700	406,386
Canada - 0.7%
First Quantum Minerals Ltd.	30,900	556,767
Goldcorp, Inc.	18,900	409,937
Pan American Silver Corp.	30,000	351,000
Torex Gold Resources, Inc. (a)	198,800	175,921
TOTAL CANADA		1,493,625
Common Stocks - continued
	Shares	Value
Cayman Islands - 7.8%
21Vianet Group, Inc. ADR (a)	24,580	$ 578,122
58.com, Inc. ADR	24,800	950,832
Anta Sports Products Ltd.	606,000	750,242
Anton Oilfield Services Group	1,166,000	709,738
China Liansu Group Holdings Ltd.	794,000	552,932
Cimc Enric Holdings Ltd.	592,000	954,309
Ctrip.com International Ltd. sponsored ADR (a)	12,800	635,136
Eurasia Drilling Co. Ltd. GDR (Reg. S)	26,195	1,178,775
GCL-Poly Energy Holdings Ltd. (a)	2,088,000	646,248
Greatview Aseptic Pack Co. Ltd.	1,254,000	740,663
Haitian International Holdings Ltd.	151,000	341,168
Hengan International Group Co. Ltd.	110,500	1,305,314
Hilong Holding Ltd.	1,188,000	1,017,283
Tencent Holdings Ltd.	75,800	4,834,825
Uni-President China Holdings Ltd.	1,038,000	1,057,504
Xueda Education Group sponsored ADR	91,100	558,443
Yingde Gases Group Co. Ltd.	609,500	638,245
TOTAL CAYMAN ISLANDS		17,449,779
Chile - 1.2%
Banco Santander Chile	18,133,365	1,049,109
Embotelladora Andina SA ADR	7,300	150,964
Empresa Nacional de Electricidad SA	325,201	488,931
Empresa Nacional de Telecomunicaciones SA (ENTEL)	43,356	589,137
Inversiones La Construccion SA	33,500	471,786
TOTAL CHILE		2,749,927
China - 6.9%
Anhui Conch Cement Co. Ltd. (H Shares)	181,500	672,933
BBMG Corp. (H Shares)	910,000	792,141
China Communications Construction Co. Ltd. (H Shares)	1,102,000	888,217
China Construction Bank Corp. (H Shares)	1,649,000	1,244,039
China Pacific Insurance Group Co. Ltd. (H Shares)	725,900	2,845,822
China Suntien Green Energy Corp. Ltd. (H Shares)	630,600	236,649
China Telecom Corp. Ltd. (H Shares)	3,903,000	1,971,851
Industrial & Commercial Bank of China Ltd. (H Shares)	5,635,000	3,807,874
Maanshan Iron & Steel Ltd. (H Shares) (a)	1,512,000	409,476
PICC Property & Casualty Co. Ltd. (H Shares) (a)	682,600	1,012,329
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	589,500	881,859
Weichai Power Co. Ltd. (H Shares)	177,600	715,732
TOTAL CHINA		15,478,922
Common Stocks - continued
	Shares	Value
Cyprus - 0.4%
Globaltrans Investment PLC GDR (Reg. S)	58,600	$ 931,740
Denmark - 0.3%
Auriga Industries A/S Series B (a)	18,508	633,117
France - 0.2%
Technip SA	5,500	528,585
Hong Kong - 1.8%
AIA Group Ltd.	92,400	463,531
CNOOC Ltd.	76,000	141,343
CNOOC Ltd. sponsored ADR	2,100	394,086
Far East Horizon Ltd.	1,195,100	1,021,822
Lenovo Group Ltd.	1,398,000	1,700,107
Sinotruk Hong Kong Ltd.	755,000	423,539
TOTAL HONG KONG		4,144,428
India - 6.8%
Axis Bank Ltd.	95,948	2,016,320
Bajaj Auto Ltd.	19,533	603,568
Bharti Airtel Ltd.	211,190	1,127,838
Bharti Infratel Ltd.	314,678	857,681
Coal India Ltd.	70,689	331,498
Eicher Motors Ltd.	8,340	671,064
Grasim Industries Ltd.	15,053	695,640
Indiabulls Real Estate Ltd.	515,306	574,969
ITC Ltd.	344,474	1,792,836
JK Cement Ltd.	67,557	211,061
Larsen & Toubro Ltd.	38,493	666,189
Lupin Ltd.	45,732	708,534
Maruti Suzuki India Ltd.	20,873	595,373
Mundra Port and SEZ Ltd.	345,049	867,086
NHPC Ltd.	491,068	155,245
NTPC Ltd.	285,873	633,321
Petronet LNG Ltd.	261,211	515,537
Phoenix Mills Ltd. (a)	123,965	456,349
SREI Infrastructure Finance Ltd.	1,300,015	499,278
State Bank of India	25,915	740,279
Ultratech Cemco Ltd.	17,759	506,608
TOTAL INDIA		15,226,274
Indonesia - 1.6%
PT AKR Corporindo Tbk	1,287,000	463,740
PT Bakrieland Development Tbk (a)	73,363,500	301,635
PT Bank Rakyat Indonesia Tbk	1,514,500	905,245
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Tabungan Negara Tbk	3,970,600	$ 284,357
PT Kalbe Farma Tbk	5,241,000	539,829
PT Telkomunikasi Indonesia Tbk sponsored ADR	29,378	1,053,201
TOTAL INDONESIA		3,548,007
Isle of Man - 0.1%
IBS Group Holding Ltd. GDR (Reg. S)	3,500	120,374
Israel - 0.3%
NICE Systems Ltd. sponsored ADR	14,900	610,304
Kenya - 0.2%
Equity Bank Ltd.	1,547,300	551,326
Korea (South) - 16.7%
AMOREPACIFIC Group, Inc.	2,835	1,248,691
Daewoo International Corp.	41,235	1,613,114
Daou Technology, Inc.	34,440	494,225
E-Mart Co. Ltd.	6,635	1,674,893
Hana Financial Group, Inc.	88,950	3,698,788
Hankook Shell Oil Co. Ltd.	872	386,968
Hyundai Industrial Development & Construction Co.	48,160	1,058,336
Hyundai Mobis	3,514	976,920
KB Financial Group, Inc.	91,412	3,693,550
Korea Electric Power Corp. (a)	28,380	936,948
Korea Plant Service & Engineering Co. Ltd.	11,051	573,629
Korean Reinsurance Co.	80,416	872,162
KT&G Corp.	14,205	1,002,413
LG Chemical Ltd.	4,198	1,190,936
LG Corp.	14,174	859,254
Naver Corp.	3,796	2,603,238
Oci Co. Ltd.	6,213	1,124,045
POSCO sponsored ADR	17,000	1,326,000
Samsung Electronics Co. Ltd.	7,196	9,351,775
Samsung Life Insurance Co. Ltd.	8,190	806,801
SK Hynix, Inc. (a)	23,960	835,187
SK Telecom Co. Ltd.	904	197,760
SK Telecom Co. Ltd. sponsored ADR (d)	43,800	1,078,356
TOTAL KOREA (SOUTH)		37,603,989
Malaysia - 0.5%
Petronas Dagangan Bhd	65,700	630,047
Tenaga Nasional Bhd	117,900	409,243
TOTAL MALAYSIA		1,039,290
Common Stocks - continued
	Shares	Value
Mexico - 6.0%
Alpek SA de CV	137,800	$ 315,859
America Movil S.A.B. de CV Series L sponsored ADR	127,000	2,967,990
CEMEX SA de CV sponsored ADR	94,148	1,113,771
El Puerto de Liverpool S.A.B. de CV Class C	73,500	845,885
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	17,500	1,712,725
Gruma S.A.B. de CV Series B (a)	159,300	1,214,839
Grupo Comercial Chedraui S.A.B. de CV	228,600	814,129
Grupo Financiero Banorte S.A.B. de CV Series O	216,500	1,527,031
Grupo Televisa SA de CV (CPO) sponsored ADR	100,300	3,035,078
TOTAL MEXICO		13,547,307
Netherlands - 0.3%
Fugro NV (Certificaten Van Aandelen)	12,825	764,222
Nigeria - 1.9%
Guaranty Trust Bank PLC GDR (Reg. S)	149,874	1,228,967
Zenith Bank PLC	18,412,784	3,154,175
TOTAL NIGERIA		4,383,142
Norway - 0.9%
ElectroMagnetic GeoServices ASA (a)	328,351	426,050
Spectrum ASA	50,441	307,704
TGS Nopec Geophysical Co. ASA	44,327	1,175,174
TOTAL NORWAY		1,908,928
Panama - 0.4%
Copa Holdings SA Class A	5,700	912,627
Philippines - 1.4%
Alliance Global Group, Inc.	1,286,500	747,561
Metropolitan Bank & Trust Co.	567,942	966,397
Robinsons Land Corp.	3,029,250	1,361,798
TOTAL PHILIPPINES		3,075,756
Poland - 0.4%
Powszechny Zaklad Ubezpieczen SA	6,230	925,823
Romania - 0.2%
SNGN Romgaz SA GDR (e)	44,651	453,208
Russia - 6.3%
E.ON Russia JSC	15,578,600	1,119,598
Gazprom OAO sponsored ADR	150,501	1,301,834
LSR Group OJSC GDR (Reg. S)	32,800	137,301
Magnit OJSC	4,188	1,173,776
Mobile TeleSystems OJSC	217,400	2,169,043
Common Stocks - continued
	Shares	Value
Russia - continued
Moscow Exchange MICEX-RTS OAO (f)	285,700	$ 562,436
Norilsk Nickel OJSC ADR	66,900	1,111,878
RusHydro JSC sponsored ADR	138,400	238,878
Sberbank (Savings Bank of the Russian Federation)	1,152,294	3,540,157
Sistema JSFC	1,401,700	1,905,811
VTB Bank OJSC sponsored GDR (Reg. S)	296,600	888,317
TOTAL RUSSIA		14,149,029
Singapore - 1.7%
Ezion Holdings Ltd.	1,077,400	1,895,343
First Resources Ltd.	820,000	1,377,551
Super Group Ltd. Singapore	193,000	581,164
TOTAL SINGAPORE		3,854,058
South Africa - 5.3%
Aspen Pharmacare Holdings Ltd.	45,500	1,165,563
Barclays Africa Group Ltd.	55,220	696,172
Bidvest Group Ltd.	38,300	979,772
Impala Platinum Holdings Ltd.	59,600	698,837
JSE Ltd.	51,400	439,668
Life Healthcare Group Holdings Ltd.	208,500	832,012
MTN Group Ltd.	127,680	2,641,479
Naspers Ltd. Class N	38,600	4,032,982
Reunert Ltd.	62,600	408,780
Wilson Bayly Holmes-Ovcon Ltd.	8,300	115,520
TOTAL SOUTH AFRICA		12,010,785
Taiwan - 6.8%
Chipbond Technology Corp.	298,000	468,005
Chroma ATE, Inc.	3,533	7,402
Cleanaway Co. Ltd.	76,000	495,516
E.SUN Financial Holdings Co. Ltd.	1,029,200	683,109
ECLAT Textile Co. Ltd.	69,020	777,390
Hon Hai Precision Industry Co. Ltd. (Foxconn)	85,770	230,299
King Slide Works Co. Ltd.	19,000	214,002
MediaTek, Inc.	142,000	2,111,091
Taiwan Fertilizer Co. Ltd.	509,000	1,151,719
Taiwan Semiconductor Manufacturing Co. Ltd.	1,281,469	4,520,569
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	121,580	2,120,355
Tong Hsing Electronics Industries Ltd.	82,000	379,331
Unified-President Enterprises Corp.	525,380	945,742
Common Stocks - continued
	Shares	Value
Taiwan - continued
Universal Cement Corp.	334,000	$ 316,293
Yuanta Financial Holding Co. Ltd.	1,553,000	926,651
TOTAL TAIWAN		15,347,474
Thailand - 0.7%
Bangkok Bank PCL (For. Reg.)	164,700	897,134
Thai Union Frozen Products PCL (For. Reg.)	280,100	613,501
TOTAL THAILAND		1,510,635
Togo - 0.5%
Ecobank Transnational, Inc.	10,461,797	1,059,588
Turkey - 1.0%
Aygaz A/S	4,012	15,309
Tupras Turkiye Petrol Rafinelleri A/S	63,266	1,262,965
Turkiye Halk Bankasi A/S	160,000	904,607
TOTAL TURKEY		2,182,881
United Arab Emirates - 0.3%
Emaar Properties PJSC	274,014	569,961
United Kingdom - 0.6%
John Wood Group PLC	65,424	743,205
Mondi PLC	36,200	627,029
TOTAL UNITED KINGDOM		1,370,234
United States of America - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	8,600	868,428
Facebook, Inc. Class A (a)	6,600	360,756
InvenSense, Inc. (a)	41,670	865,903
Sohu.com, Inc. (a)(d)	9,500	692,835
TOTAL UNITED STATES OF AMERICA		2,787,922
TOTAL COMMON STOCKS (Cost $156,010,116)		196,565,077
Nonconvertible Preferred Stocks - 8.6%

Brazil - 5.5%
Alpargatas SA (PN)	92,500	585,492
Ambev SA sponsored ADR	140,000	1,029,000
Banco do Estado Rio Grande do Sul SA	93,300	502,770
Braskem SA (PN-A) (a)	41,500	372,722
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (d)	69,860	$ 792,212
Companhia Paranaense de Energia-Copel:
(PN-B)	1,860	24,286
(PN-B) sponsored (d)	38,820	510,095
Gerdau SA sponsored	143,300	1,123,472
Itau Unibanco Holding SA sponsored ADR	191,346	2,596,565
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored (non-vtg.)	34,300	503,867
sponsored ADR	50,156	691,150
TIM Participacoes SA sponsored ADR	11,020	289,165
Vale SA (PN-A) sponsored	230,900	3,234,909
TOTAL BRAZIL		12,255,705
Chile - 0.2%
Embotelladora Andina SA Class A	153,896	541,836
Korea (South) - 1.4%
Hyundai Motor Co. Series 2	14,116	1,744,903
Samsung Electronics Co. Ltd.	1,200	1,151,436
Samsung Fire & Marine Insurance Co. Ltd.	2,621	353,778
TOTAL KOREA (SOUTH)		3,250,117
Russia - 1.5%
Sberbank (Savings Bank of the Russian Federation)	938,100	2,282,574
Surgutneftegas	1,406,300	1,106,535
TOTAL RUSSIA		3,389,109
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,688,999)		19,436,767
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.07% 1/2/14 to 2/27/14 (g) (Cost $209,989)	$ 210,000	209,994
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	7,062,200	$ 7,062,200
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	4,863,965	4,863,965
TOTAL MONEY MARKET FUNDS (Cost $11,926,165)		11,926,165
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $185,835,269)		228,138,003
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(3,130,382)
NET ASSETS - 100%		$ 225,007,621
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
75 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2014	$ 3,813,000	$ 81,959

The face value of futures purchased as a percentage of net assets is 1.7%

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,335,067 or 0.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $209,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,138
Fidelity Securities Lending Cash Central Fund	4,115
Total	$ 5,253
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,433,985	$ 14,493,889	$ 3,940,096	$ -
Consumer Staples	18,550,666	15,594,409	2,956,257	-
Energy	20,931,189	19,291,916	1,639,273	-
Financials	57,218,732	47,642,725	9,576,007	-
Health Care	3,245,938	1,997,575	1,248,363	-
Industrials	17,176,864	15,871,946	1,304,918	-
Information Technology	36,908,033	32,387,464	4,520,569	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 21,363,059	$ 19,373,382	$ 1,989,677	$ -
Telecommunication Services	16,849,312	14,679,701	2,169,611	-
Utilities	5,324,066	4,362,832	961,234	-
Government Obligations	209,994	-	209,994	-
Money Market Funds	11,926,165	11,926,165	-	-
Total Investments in Securities:	$ 228,138,003	$ 197,622,004	$ 30,515,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 81,959	$ 81,959	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 15,726,854
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $187,136,566. Net unrealized appreciation aggregated $41,001,437, of which $48,117,222 related to appreciated investment securities and $7,115,785 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy Central Fund

December 31, 2013

1.842160.107

ENCIP-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
URS Corp.	44,197	$ 2,341,999
ENERGY EQUIPMENT & SERVICES - 21.1%
Oil & Gas Drilling - 3.3%
Ensco PLC Class A	300,449	17,179,674
Hercules Offshore, Inc. (a)	167,950	1,096,714
Noble Corp.	150,830	5,651,600
Odfjell Drilling A/S	352,800	2,111,460
Vantage Drilling Co. (a)	2,546,546	4,685,645
Xtreme Drilling & Coil Services Corp. (a)	778,400	2,652,679
		33,377,772
Oil & Gas Equipment & Services - 17.8%
Cameron International Corp. (a)	284,404	16,930,570
Core Laboratories NV	36,740	7,015,503
FMC Technologies, Inc. (a)	313,042	16,343,923
Forum Energy Technologies, Inc. (a)	217,870	6,157,006
Halliburton Co.	562,140	28,528,605
National Oilwell Varco, Inc.	441,402	35,104,701
Oceaneering International, Inc.	33,200	2,618,816
Schlumberger Ltd.	628,977	56,677,117
Total Energy Services, Inc.	70,900	1,376,284
Weatherford International Ltd. (a)	615,920	9,540,601
		180,293,126
TOTAL ENERGY EQUIPMENT & SERVICES		213,670,898
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
U.S. Silica Holdings, Inc.	31,400	1,071,054
OIL, GAS & CONSUMABLE FUELS - 77.0%
Coal & Consumable Fuels - 1.7%
Alpha Natural Resources, Inc. (a)	125,000	892,500
Peabody Energy Corp.	849,099	16,582,903
		17,475,403
Integrated Oil & Gas - 28.3%
Chevron Corp.	958,427	119,717,118
Exxon Mobil Corp.	1,090,243	110,332,592
Hess Corp.	234,423	19,457,109
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Occidental Petroleum Corp.	181,210	$ 17,233,071
Suncor Energy, Inc.	573,940	20,120,994
		286,860,884
Oil & Gas Exploration & Production - 39.6%
Anadarko Petroleum Corp.	571,472	45,329,159
Bankers Petroleum Ltd. (a)	1,440,800	5,927,320
Bonanza Creek Energy, Inc. (a)	192,277	8,358,281
Cabot Oil & Gas Corp.	596,581	23,123,480
Cimarex Energy Co.	278,221	29,188,165
Cobalt International Energy, Inc. (a)	510,695	8,400,933
Concho Resources, Inc. (a)	9,500	1,026,000
ConocoPhillips Co.	620,813	43,860,438
Continental Resources, Inc. (a)(d)	152,480	17,157,050
Emerald Oil, Inc. (a)	82,900	635,014
Energen Corp.	22,095	1,563,221
EOG Resources, Inc.	432,354	72,566,295
EPL Oil & Gas, Inc. (a)	86,216	2,457,156
EQT Corp.	165,589	14,866,580
Evolution Petroleum Corp.	16,974	209,459
Gulfport Energy Corp. (a)	79,420	5,015,373
Halcon Resources Corp. (a)	400,000	1,544,000
Kodiak Oil & Gas Corp. (a)	784,665	8,796,095
Laredo Petroleum Holdings, Inc. (a)	219,582	6,080,226
Murphy Oil Corp.	30,800	1,998,304
Noble Energy, Inc.	426,294	29,034,884
Northern Oil & Gas, Inc. (a)	274,746	4,140,422
Oasis Petroleum, Inc. (a)	37,373	1,755,410
Painted Pony Petroleum Ltd. (a)	201,600	1,317,114
PDC Energy, Inc. (a)	185,752	9,885,721
Pioneer Natural Resources Co.	122,861	22,615,024
Rex Energy Corp. (a)	2,021	39,834
Rosetta Resources, Inc. (a)	55,400	2,661,416
Sanchez Energy Corp. (a)(d)	96,100	2,355,411
SM Energy Co.	155,165	12,895,763
Synergy Resources Corp. (a)	96,541	893,970
TAG Oil Ltd. (a)	602,642	1,866,502
Tullow Oil PLC	66,000	934,453
Whiting Petroleum Corp. (a)	189,899	11,749,051
		400,247,524
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 2.2%
Marathon Petroleum Corp.	145,250	$ 13,323,783
Phillips 66 Co.	91,804	7,080,843
Tesoro Corp.	38,700	2,263,950
		22,668,576
Oil & Gas Storage & Transport - 5.2%
Access Midstream Partners LP	220,380	12,469,100
Atlas Pipeline Partners LP	134,223	4,704,516
Magellan Midstream Partners LP	88,575	5,604,140
Markwest Energy Partners LP	69,055	4,566,607
MPLX LP	54,351	2,420,794
Phillips 66 Partners LP	84,923	3,221,129
Spectra Energy Corp.	71,978	2,563,856
Targa Resources Corp.	65,861	5,806,964
The Williams Companies, Inc.	280,365	10,813,678
Valero Energy Partners LP	4,200	144,690
		52,315,474
TOTAL OIL, GAS & CONSUMABLE FUELS		779,567,861
TOTAL COMMON STOCKS (Cost $815,582,067)		996,651,812
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.11% (b)	22,571,952	22,571,952
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	18,177,885	18,177,885
TOTAL MONEY MARKET FUNDS (Cost $40,749,837)		40,749,837
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $856,331,904)		1,037,401,649
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(25,286,394)
NET ASSETS - 100%		$ 1,012,115,255
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,542
Fidelity Securities Lending Cash Central Fund	17,622
Total	$ 23,164
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $857,741,125. Net unrealized appreciation aggregated $179,660,524, of which $197,259,752 related to appreciated investment securities and $17,599,228 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

December 31, 2013

1.842159.107

FNCIP-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CAPITAL MARKETS - 14.4%
Asset Management & Custody Banks - 11.2%
Affiliated Managers Group, Inc. (a)	139,200	$ 30,189,696
Ameriprise Financial, Inc.	250,000	28,762,500
BlackRock, Inc. Class A	60,000	18,988,200
Carlyle Group LP	450,000	16,029,000
Franklin Resources, Inc.	600,000	34,638,000
Invesco Ltd.	1,400,000	50,960,000
Oaktree Capital Group LLC Class A	275,000	16,181,000
The Blackstone Group LP	1,225,000	38,587,500
		234,335,896
Diversified Capital Markets - 0.2%
UBS AG (NY Shares)	250,000	4,812,500
Investment Banking & Brokerage - 3.0%
E*TRADE Financial Corp. (a)	1,000,000	19,640,000
FXCM, Inc. Class A (d)	650,000	11,596,000
Raymond James Financial, Inc.	603,100	31,475,789
		62,711,789
TOTAL CAPITAL MARKETS		301,860,185
COMMERCIAL BANKS - 16.0%
Diversified Banks - 8.9%
U.S. Bancorp	2,500,000	101,000,000
Wells Fargo & Co.	1,863,700	84,611,980
		185,611,980
Regional Banks - 7.1%
BB&T Corp.	950,000	35,454,000
CIT Group, Inc.	205,800	10,728,354
CoBiz, Inc.	737,900	8,825,284
Commerce Bancshares, Inc.	367,500	16,504,425
Fifth Third Bancorp	1,400,000	29,442,000
M&T Bank Corp. (d)	250,000	29,105,000
Popular, Inc. (a)	450,000	12,928,500
Texas Capital Bancshares, Inc. (a)	75,000	4,665,000
		147,652,563
TOTAL COMMERCIAL BANKS		333,264,543
CONSUMER FINANCE - 6.3%
Consumer Finance - 6.3%
Capital One Financial Corp.	1,100,000	84,271,000
Common Stocks - continued
	Shares	Value
CONSUMER FINANCE - CONTINUED
Consumer Finance - continued
SLM Corp.	1,350,000	$ 35,478,000
Springleaf Holdings, Inc.	450,000	11,376,000
		131,125,000
DIVERSIFIED CONSUMER SERVICES - 1.0%
Specialized Consumer Services - 1.0%
H&R Block, Inc.	750,000	21,780,000
DIVERSIFIED FINANCIAL SERVICES - 21.5%
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc. Class B (a)	200,000	23,712,000
Other Diversified Financial Services - 15.7%
Bank of America Corp.	7,261,137	113,055,902
Citigroup, Inc.	2,000,000	104,220,000
JPMorgan Chase & Co.	1,900,000	111,112,000
		328,387,902
Specialized Finance - 4.7%
IntercontinentalExchange Group, Inc.	170,000	38,236,400
McGraw-Hill Companies, Inc.	500,000	39,100,000
MSCI, Inc. Class A (a)	450,000	19,674,000
		97,010,400
TOTAL DIVERSIFIED FINANCIAL SERVICES		449,110,302
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Health Care Facilities - 0.9%
Brookdale Senior Living, Inc. (a)	655,900	17,827,362
INSURANCE - 18.0%
Insurance Brokers - 1.9%
Marsh & McLennan Companies, Inc.	830,100	40,143,636
Life & Health Insurance - 4.4%
MetLife, Inc.	1,150,000	62,008,000
Prudential PLC	600,000	13,406,408
Torchmark Corp.	203,100	15,872,265
		91,286,673
Multi-Line Insurance - 1.0%
HCC Insurance Holdings, Inc.	475,000	21,916,500
Property & Casualty Insurance - 9.3%
ACE Ltd.	417,400	43,213,422
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Property & Casualty Insurance - continued
Allied World Assurance Co. Holdings Ltd.	275,000	$ 31,022,750
Allstate Corp.	750,000	40,905,000
Fidelity National Financial, Inc. Class A	900,000	29,205,000
The Travelers Companies, Inc.	550,000	49,797,000
		194,143,172
Reinsurance - 1.4%
Everest Re Group Ltd.	185,000	28,835,950
TOTAL INSURANCE		376,325,931
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
eBay, Inc. (a)	325,000	17,839,250
Equinix, Inc. (a)	55,000	9,759,750
		27,599,000
IT SERVICES - 5.1%
Data Processing & Outsourced Services - 5.1%
EVERTEC, Inc.	750,000	18,495,000
Fiserv, Inc. (a)	500,000	29,525,000
FleetCor Technologies, Inc. (a)	170,000	19,918,900
The Western Union Co.	900,000	15,525,000
Visa, Inc. Class A	100,000	22,268,000
		105,731,900
REAL ESTATE INVESTMENT TRUSTS - 9.2%
Mortgage REITs - 1.9%
Blackstone Mortgage Trust, Inc. (d)	400,000	10,852,000
NorthStar Realty Finance Corp. (d)	1,000,000	13,450,000
Redwood Trust, Inc. (d)	800,000	15,496,000
		39,798,000
Retail REITs - 2.7%
CBL & Associates Properties, Inc.	600,000	10,776,000
Simon Property Group, Inc.	299,999	45,647,848
		56,423,848
Specialized REITs - 4.6%
American Tower Corp.	850,000	67,847,000
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Specialized REITs - continued
Rayonier, Inc.	300,000	$ 12,630,000
Ventas, Inc.	278,800	15,969,664
		96,446,664
TOTAL REAL ESTATE INVESTMENT TRUSTS		192,668,512
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.1%
Real Estate Services - 3.1%
Altisource Portfolio Solutions SA	160,000	25,380,800
CBRE Group, Inc. (a)	1,500,000	39,450,000
		64,830,800
THRIFTS & MORTGAGE FINANCE - 1.1%
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp. (a)	700,000	5,908,000
Ocwen Financial Corp. (a)	250,000	13,862,500
Radian Group, Inc.	277,700	3,921,124
Washington Mutual, Inc. (a)	155,200	2
		23,691,626
TOTAL COMMON STOCKS (Cost $1,717,741,546)		2,045,815,161
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.11% (b)	45,637,129	45,637,129
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	58,726,125	58,726,125
TOTAL MONEY MARKET FUNDS (Cost $104,363,254)		104,363,254
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,822,104,800)		2,150,178,415
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(60,045,367)
NET ASSETS - 100%		$ 2,090,133,048
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,488
Fidelity Securities Lending Cash Central Fund	45,695
Total	$ 53,183
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,045,815,161	$ 2,032,408,751	$ 13,406,408	$ 2
Money Market Funds	104,363,254	104,363,254	-	-
Total Investments in Securities:	$ 2,150,178,415	$ 2,136,772,005	$ 13,406,408	$ 2
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,833,936,126. Net unrealized appreciation aggregated $316,242,289, of which $331,913,665 related to appreciated investment securities and $15,671,376 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

December 31, 2013

1.811346.109

FR1-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 91.8% (f)
	Principal Amount	Value
Air Transportation - 0.5%
Northwest Airlines Corp. Tranche A, term loan 2% 12/24/18 (e)	$ 2,393,888	$ 2,202,377
U.S. Airways, Inc. Tranche B 1LN, term loan 4% 5/23/19 (e)	4,250,000	4,260,625
		6,463,002
Automotive - 1.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (e)	1,596,975	1,612,945
Federal-Mogul Corp.:
Tranche B, term loan 2.1075% 12/27/14 (e)	3,192,973	3,165,034
Tranche C, term loan 2.1075% 12/27/15 (e)	1,878,882	1,862,442
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	2,695,000	2,678,156
Tranche 2LN, term loan 10% 11/27/21 (e)	1,310,000	1,255,963
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (e)	2,985,019	3,007,406
		13,581,946
Broadcasting - 2.6%
Clear Channel Capital I LLC Tranche B, term loan 3.819% 1/29/16 (e)	10,026,131	9,712,814
Clear Channel Communications, Inc. Tranche D, term loan 6.919% 1/30/19 (e)	4,950,000	4,721,063
ION Media Networks, Inc. Tranche B, term loan 12/18/20 (g)	11,000,000	11,123,750
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (e)	485,714	497,857
Nine Entertainment Co. Tranche B, term loan 3.2538% 2/5/20 (e)	2,000,000	2,005,000
Univision Communications, Inc. term loan 4.5% 3/1/20 (e)	8,313,624	8,375,976
		36,436,460
Building Materials - 0.5%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (e)	3,466,313	3,470,645
Continental Building Products Tranche B 1LN, term loan 4.75% 8/28/20 (e)	1,481,288	1,473,881
Livingston International, Inc. Tranche B1 1LN, term loan 5% 4/16/19 (e)	2,269,834	2,269,834
		7,214,360
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Cable TV - 2.7%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	$ 6,946,970	$ 6,929,602
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (e)	6,965,000	6,895,350
CSC Holdings LLC Tranche B, term loan 2.669% 4/17/20 (e)	6,965,000	6,895,350
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (e)	5,019,167	5,055,003
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	3,600,000	3,600,000
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	8,505,725	8,516,357
		37,891,662
Capital Goods - 0.5%
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (e)	4,515,875	4,561,034
Tranche B 2LN, term loan 9.5% 10/9/20 (e)	2,135,000	2,129,663
SRAM LLC. Tranche B, term loan 4.0258% 4/4/20 (e)	361,958	361,053
		7,051,750
Chemicals - 2.4%
Ai Chem & Cy U.S. Acquico, Inc.:
Tranche 2LN, term loan 8.25% 4/3/20 (e)	1,670,000	1,718,013
Tranche B 1LN, term loan 4.5% 10/3/19 (e)	2,283,525	2,303,506
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (e)	2,000,000	2,010,000
Tranche B 1LN, term loan 4.5% 12/2/19 (e)	4,000,000	4,005,000
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (e)	2,457,652	2,482,229
Edwards Ltd. Tranche B, term loan 5.5% 3/22/20 (e)	861,879	861,879
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	6,340,917	6,356,769
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (e)	7,378,352	7,396,798
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (e)	2,621,326	2,640,986
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (e)	4,260,586	4,287,215
		34,062,395
Consumer Products - 2.3%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (e)	3,990,000	3,994,988
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Consumer Products - continued
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (e)	$ 6,328,200	$ 6,154,175
Revlon Consumer Products Corp. term loan 4% 8/19/19 (e)	3,000,000	3,007,500
Spotless Holdings Ltd.:
Tranche B 1LN, term loan 5% 10/2/18 (e)	4,309,200	4,363,065
Tranche 2LN, term loan 8.75% 4/2/19 (e)	3,000,000	3,060,000
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	6,600,324	6,237,306
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	5,717,252	5,681,519
		32,498,553
Containers - 2.0%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 12/17/19 (g)	1,510,000	1,517,550
Berlin Packaging, LLC Tranche 2LN, term loan 8.75% 3/28/20 (e)	1,935,000	1,976,216
Berry Plastics Corp. Tranche E, term loan 12/18/20 (g)	6,000,000	5,985,000
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (e)	2,000,000	1,960,000
Tranche B 1LN, term loan 5.75% 5/31/20 (e)	3,980,000	4,019,800
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	2,754,975	2,768,750
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (e)	7,000,000	6,991,250
Tricorbraun, Inc. Tranche B, term loan 4.0033% 4/30/18 (e)	2,016,208	2,016,208
		27,234,774
Diversified Financial Services - 3.6%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (e)	3,500,000	3,570,000
American Capital Ltd. Tranche B, term loan 4% 8/22/16 (e)	1,827,500	1,834,353
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	2,470,000	2,476,175
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (e)	3,625,633	3,652,825
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	1,666,667	1,664,667
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (e)	6,014,923	6,014,923
Moxie Patriot LLC Tranche B, term loan 12/19/20 (g)	3,665,000	3,715,394
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	2,436,588	2,470,091
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 5% 10/1/19 (e)	$ 6,905,075	$ 6,939,601
Tranche B, term loan 4.75% 10/1/18 (e)	1,975,000	1,984,875
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	9,550,636	9,634,204
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (e)	3,980,000	4,054,625
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (e)	1,590,403	1,600,343
		49,612,076
Diversified Media - 1.2%
Advanstar Communications, Inc.:
Tranche 2LN, term loan 9.5% 6/6/20 (e)	1,000,000	1,003,750
Tranche B 1LN, term loan 5.5% 4/29/19 (e)	6,947,500	6,938,816
McGraw-Hill School Education Tranche B, term loan 12/18/19 (g)	5,000,000	4,968,750
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	3,994,988	3,970,019
		16,881,335
Electric Utilities - 5.4%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
8/13/19 (h)	463,984	463,404
6.375% 8/13/19 (e)	7,074,591	7,065,748
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (e)	4,774,563	4,798,435
Tranche B 4LN, term loan 4% 10/31/20 (e)	3,000,000	3,022,500
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	2,877,846	2,892,235
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (e)	2,845,353	2,856,023
Tranche C, term loan 4.25% 12/31/19 (e)	2,920,329	2,931,280
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (e)	7,875,821	7,639,547
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	7,487,375	7,562,249
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	7,954,121	8,044,002
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	4,641,675	4,664,883
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (e)	5,256,900	5,204,331
TXU Energy LLC Tranche B, term loan:
3.7302% 10/10/14 (e)	3,382,894	2,389,169
4.7301% 10/10/17 (e)	16,084,000	11,037,645
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Electric Utilities - continued
USIC Holdings, Inc. Tranche B, term loan 4.75% 7/10/20 (e)	$ 1,592,000	$ 1,592,000
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,651,172	2,717,452
		74,880,903
Energy - 6.8%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	3,962,750	4,061,819
Atlas Energy LP Tranche B, term loan 6.5% 7/31/19 (e)	793,013	810,855
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	10,075,000	10,289,598
EP Energy LLC term loan 4.5% 4/30/19 (e)	750,000	750,000
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	4,593,333	4,593,333
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	10,585,000	10,743,775
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	3,426,413	3,447,828
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (e)	3,722,096	3,763,970
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (e)	4,488,750	4,556,081
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (e)	2,626,791	2,646,492
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	5,341,875	5,388,616
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	2,676,550	2,706,661
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	11,080,000	11,329,300
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	2,710,000	2,801,463
Race Point Power Tranche B, term loan 7.75% 1/11/18 (e)	3,102,425	3,094,669
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (e)	4,055,650	4,065,789
Samson Investment Co. Tranche B 2LN, term loan 9/25/18 (g)	3,285,000	3,285,000
Sheridan Investment Partners I term loan 12/16/20 (g)	4,752,362	4,770,421
Sheridan Production Partners I:
Tranche A, term loan 12/16/20 (g)	661,088	663,600
Tranche M, term loan 12/16/20 (g)	246,550	247,486
State Class Tankers LLC Tranche B, term loan 6.75% 6/20/20 (e)	5,065,000	5,128,313
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Energy - continued
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	$ 2,555,688	$ 2,597,217
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	2,260,000	2,288,250
		94,030,536
Environmental - 1.7%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (e)	6,435,000	6,459,131
Darling International, Inc. Tranche B, term loan 12/18/20 (g)	1,925,000	1,934,625
Metal Services LLC Tranche B, term loan 6% 6/30/17 (e)	3,000,000	3,030,000
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	8,788,588	8,810,559
The Brickman Group, Ltd.:
Tranche 2LN, term loan 12/11/21 (g)	490,000	499,800
Tranche B 1LN, term loan 12/11/20 (g)	1,870,000	1,870,000
WTG Holdings III Corp. Tranche B, term loan 12/12/20 (g)	1,500,000	1,492,500
		24,096,615
Food & Drug Retail - 3.4%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (e)	1,950,200	1,964,827
Tranche B 2LN, term loan 4.75% 3/21/19 (e)	3,522,470	3,544,485
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	5,718,504	5,418,282
Grocery Outlet, Inc.:
Tranche 2LN, term loan 10.5% 6/17/19 (e)	1,586,087	1,609,878
Tranche B 1LN, term loan 5.5% 12/17/18 (e)	4,504,377	4,504,377
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	6,965,000	6,921,469
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (e)	3,990,000	4,004,963
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (e)	2,625,163	2,644,851
Tranche 2 LN2, term loan 4.875% 6/21/21 (e)	4,000,000	4,050,000
Tranche 2LN, term loan 5.75% 8/21/20 (e)	1,555,000	1,595,819
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (e)	8,597,624	8,576,130
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (e)	2,192,893	2,192,893
		47,027,974
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 3.3%
AdvancePierre Foods, Inc.:
Tranche 1LN, term loan 5.75% 7/10/17 (e)	$ 1,980,000	$ 1,950,300
Tranche 2LN, term loan 9.5% 10/10/17 (e)	1,935,000	1,857,600
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (e)	3,980,000	4,004,875
Tranche B 2LN, term loan 8.25% 11/30/20 (e)	3,000,000	3,067,500
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (e)	3,990,000	3,990,000
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (e)	27,362,500	27,601,909
OSI Restaurant Partners LLC Tranche B, term loan 3.5267% 10/26/19 (e)	3,707,275	3,707,275
		46,179,459
Gaming - 6.7%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	19,575,000	19,477,125
CBAC Borrower LLC Tranche B, term loan 8.25% 7/2/20 (e)	5,895,000	6,093,956
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (e)	2,486,611	2,495,936
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (e)	6,000,000	6,075,000
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(e)	4,979,371	3,883,909
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (h)	1,560,000	1,571,700
5.5% 11/21/19 (e)	3,640,000	3,667,300
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	12,210,000	12,881,550
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (e)	5,645,682	5,695,364
Tranche B 6LN, term loan 5.4884% 1/28/18 (e)	5,530,183	5,274,688
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	6,697,350	6,689,313
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/5/19 (e)	2,595,000	2,632,316
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (e)	754,300	758,072
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (e)	9,135,099	9,238,325
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Gaming - continued
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (e)	$ 2,754,167	$ 3,029,583
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (e)	4,079,775	4,049,177
		93,513,314
Healthcare - 5.6%
Akorn, Inc. Tranche B, term loan 11/13/20 (g)	2,110,000	2,128,463
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (e)	4,258,600	4,269,247
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (e)	4,875,000	4,923,750
Community Health Systems, Inc. term loan 3.7369% 1/25/17 (e)	7,071,399	7,071,399
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	5,380,118	5,272,516
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	5,093,600	5,106,334
Genesis HealthCare Corp. Tranche B, term loan 10.75% 12/4/17 (e)	5,794,872	5,852,821
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (e)	2,422,912	2,438,055
HCA Holdings, Inc. Tranche B 5LN, term loan 2.919% 3/31/17 (e)	18,583,425	18,583,425
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	4,510,206	4,431,278
Hologic, Inc. Tranche B, term loan 3.75% 8/1/19 (e)	1,467,319	1,472,822
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (e)	3,071,250	3,086,606
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 9/1/17 (e)	1,841,268	1,848,265
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (e)	5,006,084	4,267,687
Salix Pharmaceuticals Ltd. Tranche B, term loan 1/2/20 (g)	2,580,000	2,605,800
Sheridan Holdings, Inc. Trache 2LN, term loan 9% 12/18/21 (e)	1,390,000	1,390,000
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	1,385,047	1,380,435
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (e)	1,092,000	1,108,380
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	898,375	900,621
		78,137,904
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Homebuilders/Real Estate - 0.6%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	$ 101,962	$ 101,707
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (e)	8,083,913	8,164,752
		8,266,459
Hotels - 1.6%
Four Seasons Holdings, Inc.:
term loan 3.5% 6/27/20 (e)	3,755,588	3,769,671
Tranche 2LN, term loan 6.25% 12/27/20 (e)	1,655,000	1,692,238
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (e)	13,002,632	13,100,151
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (e)	3,231,900	3,272,299
		21,834,359
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	2,336,540	2,339,461
Leisure - 1.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 5.25% 4/22/16 (e)	3,916,681	3,960,744
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (e)	2,400,000	2,430,000
Tranche B 1LN, term loan 4.5007% 2/1/20 (e)	6,158,463	6,212,657
Great Wolf Resorts, Inc. Tranche B, term loan 4.5% 8/6/20 (e)	1,990,000	1,999,950
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (e)	6,000,000	6,030,000
		20,633,351
Metals/Mining - 4.6%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	3,970,000	3,900,525
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (e)	3,024,498	3,038,350
Tranche B 2LN, term loan 8.75% 1/25/21 (e)	3,445,000	3,505,288
Arch Coal, Inc. Tranche B, term loan 6.25% 5/16/18 (e)	9,140,769	8,992,688
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (e)	2,463,825	2,503,862
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (e)	22,069,688	22,345,559
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (e)	4,455,000	4,493,981
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Metals/Mining - continued
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (e)	$ 2,000,000	$ 2,032,600
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	6,982,500	7,025,442
Walter Energy, Inc.:
Tranche A, term loan 5.7436% 4/1/16 (e)	3,850,000	3,821,125
Tranche B, term loan 6.75% 4/1/18 (e)	2,350,000	2,305,938
		63,965,358
Publishing/Printing - 2.2%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (e)	955,304	960,081
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	6,689,981	6,246,770
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (e)	2,195,888	2,201,377
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (e)	10,170,038	10,322,588
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	2,734,477	2,720,804
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (e)	7,625,888	7,606,823
		30,058,443
Restaurants - 0.6%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	1,870,305	1,877,319
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	3,577,509	3,600,977
NPC International, Inc. Tranche B, term loan 4% 12/28/18 (e)	2,734,897	2,755,408
		8,233,704
Services - 2.4%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (e)	2,935,350	2,942,688
Coinmach Service Corp. Tranche B, term loan:
11/14/19 (g)	2,170,000	2,180,850
4.25% 11/14/19 (e)	3,361,575	3,378,383
EFS Cogen Holdings I LLC Tranche B, term loan 12/17/20 (g)	1,765,000	1,773,825
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (e)	570,000	577,838
Tranche B 1LN, term loan 4.5% 11/21/20 (e)	680,000	682,550
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/18/17 (e)	1,780,171	1,789,072
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Services - continued
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	$ 8,495,923	$ 8,527,783
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	4,669,189	4,669,189
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (e)	1,655,000	1,679,825
Tranche B 1LN, term loan 4.5% 12/3/20 (e)	945,000	947,363
SourceHOV LLC:
Tranche 2LN, term loan 8.75% 4/30/19 (e)	1,635,000	1,661,569
Tranche B 1LN, term loan 5.25% 4/30/18 (e)	2,174,075	2,193,098
TMS International Corp. Tranche B, term loan 4.5% 10/16/20 (e)	650,000	650,000
		33,654,033
Shipping - 1.7%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/20/19 (e)	8,353,268	8,259,711
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	6,982,500	7,043,946
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (e)	5,760,563	5,774,964
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (e)	2,660,000	2,670,108
		23,748,729
Super Retail - 2.9%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	3,395,787	3,412,766
Bass Pro Group LLC Tranche B, term loan 3.7538% 11/20/19 (e)	2,099,631	2,110,129
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	1,735,000	1,769,700
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	5,000,000	5,031,250
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (e)	6,965,000	6,816,994
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (e)	3,303,400	3,315,788
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	3,630,401	3,630,401
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	7,555,000	7,592,775
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	7,439,570	7,383,773
		41,063,576
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - 14.4%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	$ 6,982,500	$ 7,034,869
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4.25% 5/15/18 (e)	1,129,500	1,135,148
Tranche B, term loan 5.25% 12/28/18 (e)	8,142,637	8,203,707
Avaya, Inc.:
Tranche B 3LN, term loan 4.7359% 10/26/17 (e)	17,004,874	16,494,727
Tranche B 5LN, term loan 8% 3/31/18 (e)	2,032,363	2,067,929
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	1,980,000	1,975,050
5% 9/10/20 (e)	16,750,000	16,750,000
Ceridian Corp. Tranche B, term loan 4.4146% 5/9/17 (e)	2,840,718	2,847,820
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	2,273,575	2,267,891
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/7/19 (e)	3,826,088	3,845,218
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	3,195,000	3,202,988
Fibertech Networks, LLC Tranche B, term loan 4.5% 12/18/19 (e)	4,276,800	4,292,838
First Data Corp.:
term loan:
4.164% 3/24/17 (e)	22,896,917	22,839,675
4.164% 3/24/18 (e)	13,497,000	13,463,258
Tranche B, term loan 4.164% 9/24/18 (e)	5,500,000	5,486,250
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 5% 3/1/20 (e)	8,398,925	8,482,915
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (e)	3,391,500	3,391,500
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan:
11/13/20 (h)	1,770,000	1,776,638
4.5% 11/13/20 (e)	885,000	888,319
GXS Group, Inc. Tranche B, term loan 12/19/20 (g)	4,000,000	4,005,000
Infor U.S., Inc. Tranche B 5LN, term loan 6/3/20 (g)	7,930,000	7,900,659
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (e)	3,401,475	3,426,986
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (e)	2,557,150	2,557,150
Tranche 2LN, term loan 8.25% 5/22/21 (e)	3,152,420	3,209,573
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	17,115,000	17,885,175
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - continued
Kronos, Inc.: - continued
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	$ 3,941,174	$ 3,980,586
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (e)	8,998,066	8,998,066
NXP BV Tranche A 1LN, term loan 4.5% 3/4/17 (e)	15,871,060	16,128,965
Oberthur Technologies of Ameri Tranche B 2LN, term loan 5.75% 10/18/19 (e)	6,000,000	6,045,000
		200,583,900
Telecommunications - 6.9%
Alcatel-Lucent U.S.A., Inc. Tranche C, term loan 5.75% 1/30/19 (e)	4,886,790	4,899,007
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	11,590,000	11,590,000
Consolidated Communications, Inc. Tranche B, term loan 12/23/20 (g)	1,265,000	1,265,000
Cricket Communications, Inc. Tranche B, term loan 4.75% 10/10/19 (e)	2,301,750	2,301,750
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (e)	4,051,332	4,056,599
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.75% 3/31/17 (e)	5,510,000	5,496,225
Tranche D, term loan 3.75% 3/31/15 (e)	17,220,114	17,177,064
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	1,374,613	1,379,767
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	20,510,013	21,176,588
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (e)	1,415,000	1,450,375
Tranche B, term loan 5.25% 2/22/19 (e)	2,451,512	2,482,156
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	7,000,000	7,061,600
Level 3 Financing, Inc. Tranche B 3LN, term loan 4% 8/1/19 (e)	9,285,000	9,320,283
LTS Buyer LLC:
Tranche 1LN, term loan 4.5% 4/11/20 (e)	3,766,075	3,789,613
Tranche 2LN, term loan 8% 4/11/21 (e)	685,000	691,850
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Telecommunications - continued
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	$ 215,000	$ 212,850
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	2,405,013	2,380,962
		96,731,689
TOTAL BANK LOAN OBLIGATIONS (Cost $1,255,620,090)		1,277,908,080
Nonconvertible Bonds - 2.3%

Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	1,807,000	1,843,140
Building Materials - 0.2%
CEMEX SA de CV 5.2469% 9/30/15 (d)(e)	2,500,000	2,562,500
Diversified Financial Services - 0.2%
MU Finance PLC 8.375% 2/1/17 (d)	2,142,481	2,238,893
Electric Utilities - 0.1%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20 (d)	1,985,000	2,104,100
Energy - 0.1%
Offshore Group Investment Ltd. 7.125% 4/1/23	1,650,000	1,683,000
Gaming - 0.2%
Harrah's Operating Co., Inc. 11.25% 6/1/17	2,274,000	2,313,795
Homebuilders/Real Estate - 0.2%
Realogy Corp. 7.625% 1/15/20 (d)	2,607,000	2,926,358
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	1,320,000	1,458,600
Technology - 1.0%
Avaya, Inc. 10.5% 3/1/21 (d)	2,604,833	2,487,616
Freescale Semiconductor, Inc. 4.1179% 12/15/14 (e)	11,433,000	11,433,000
		13,920,616
Telecommunications - 0.1%
Altice Financing SA 7.875% 12/15/19 (d)	725,000	788,438
TOTAL NONCONVERTIBLE BONDS (Cost $29,838,060)		31,839,440
Common Stocks - 1.1%
	Shares	Value
Chemicals - 0.5%
LyondellBasell Industries NV Class A	83,592	$ 6,710,766
Hotels - 0.2%
Kerzner International Holdings Ltd.:
warrants 4/27/22 (a)(i)	108,836	1
warrants 4/27/22 (a)(i)	111,801	1
warrants 4/27/22 (a)(i)	88,302	1
Class A (a)(i)	3,314,545	3,198,536
		3,198,539
Publishing/Printing - 0.3%
Tribune Co. Class A (a)	56,422	4,367,063
Telecommunications - 0.1%
FairPoint Communications, Inc. (a)	51,778	585,609
TOTAL COMMON STOCKS (Cost $6,432,487)		14,861,977
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a)	2,903,495	29
Tribune Co. Claim (a)	45,406	45,406
TOTAL OTHER (Cost $45,435)		45,435
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.11% (b) (Cost $121,063,540)	121,063,540	121,063,540
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $1,412,999,612)		1,445,718,472
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(54,057,876)
NET ASSETS - 100%		$ 1,391,660,596
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,566,505 or 1.0% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,793,984 and $3,811,742, respectively. The coupon rate will be determined at time of settlement.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,198,539 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Kerzner International Holdings Ltd. warrants 4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
Kerzner International Holdings Ltd. Class A	4/27/12	$ 1,195,848
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,777
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,565,602	$ 4,367,063	$ -	$ 3,198,539
Materials	6,710,766	6,710,766	-	-
Telecommunication Services	585,609	585,609	-	-
Bank Loan Obligations	1,277,908,080	-	1,229,436,519	48,471,561
Corporate Bonds	31,839,440	-	31,839,440	-
Other	45,435	-	-	45,435
Money Market Funds	121,063,540	121,063,540	-	-
Total Investments in Securities:	$ 1,445,718,472	$ 132,726,978	$ 1,261,275,959	$ 51,715,535
Valuation Inputs at Reporting Date:
The following is a reconciliation of for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 53,848,444
Net Realized Gain (Loss) on Investment Securities	110,518
Net Unrealized Gain (Loss) on Investment Securities	(100,707)
Cost of Purchases	398,000
Proceeds of Sales	(9,169,343)
Amortization/Accretion	153,623
Transfers into Level 3	8,754,801
Transfers out of Level 3	(5,523,775)
Ending Balance	$ 48,471,561
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2013	$ 18,308
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 3,243,974
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,243,974
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2013	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,402,975,166. Net unrealized appreciation aggregated $42,743,306, of which $47,016,713 related to appreciated investment securities and $4,273,407 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

December 31, 2013

1.842158.107

HCCIP-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BIOTECHNOLOGY - 29.3%
Biotechnology - 29.3%
Actelion Ltd.	90,776	$ 7,667,700
Aegerion Pharmaceuticals, Inc. (a)	132,058	9,370,836
Alexion Pharmaceuticals, Inc. (a)	385,561	51,302,747
Alnylam Pharmaceuticals, Inc. (a)	24,900	1,601,817
Amgen, Inc.	649,969	74,200,461
Array BioPharma, Inc. (a)	796,600	3,990,966
Biogen Idec, Inc. (a)	210,562	58,904,720
Cubist Pharmaceuticals, Inc.	241,890	16,658,964
Discovery Laboratories, Inc. (a)	1,245,186	2,801,669
Dyax Corp. (a)	375,000	2,823,750
Genomic Health, Inc. (a)	114,600	3,354,342
Gilead Sciences, Inc. (a)	1,118,072	84,023,106
Grifols SA ADR	413,500	14,935,620
Innate Pharma SA (a)	55,800	380,750
Insmed, Inc. (a)	269,228	4,579,568
Intercept Pharmaceuticals, Inc. (a)	64,996	4,437,927
InterMune, Inc. (a)	557,100	8,206,083
Kamada (a)	292,188	4,344,836
Kindred Biosciences, Inc.	199,500	2,222,430
Medivation, Inc. (a)	151,200	9,649,584
Neurocrine Biosciences, Inc. (a)	630,400	5,887,936
Novavax, Inc. (a)	632,200	3,236,864
NPS Pharmaceuticals, Inc. (a)	144,741	4,394,337
Pharmacyclics, Inc. (a)	60,769	6,428,145
PTC Therapeutics, Inc. (a)	153,200	2,599,804
Puma Biotechnology, Inc. (a)	79,300	8,209,929
Regeneron Pharmaceuticals, Inc. (a)	65,022	17,896,655
Spectrum Pharmaceuticals, Inc.	275,700	2,439,945
Swedish Orphan Biovitrum AB (a)	457,604	4,749,033
Vanda Pharmaceuticals, Inc. (a)(d)	302,300	3,751,543
Vertex Pharmaceuticals, Inc. (a)	29,900	2,221,570
ZIOPHARM Oncology, Inc. (a)	619,600	2,689,064
		429,962,701
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	259,300	5,064,129
FOOD & STAPLES RETAILING - 0.4%
Drug Retail - 0.4%
CVS Caremark Corp.	82,354	5,894,076
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 14.2%
Health Care Equipment - 12.8%
Accuray, Inc. (a)	309,800	$ 2,698,358
Boston Scientific Corp. (a)	4,232,700	50,877,054
Cardiovascular Systems, Inc. (a)	120,917	4,146,244
CONMED Corp.	216,800	9,214,000
Covidien PLC	302,346	20,589,763
Edwards Lifesciences Corp. (a)	129,785	8,534,662
HeartWare International, Inc. (a)	93,859	8,818,992
Insulet Corp. (a)	181,400	6,729,940
Intuitive Surgical, Inc. (a)	49,870	19,154,070
Masimo Corp.	385,483	11,267,668
Smith & Nephew PLC sponsored ADR	148,810	10,675,629
Stryker Corp.	257,000	19,310,980
Volcano Corp. (a)	453,500	9,908,975
Zeltiq Aesthetics, Inc. (a)	302,310	5,716,682
		187,643,017
Health Care Supplies - 1.4%
Derma Sciences, Inc. (a)(d)	434,000	4,695,880
The Cooper Companies, Inc.	129,303	16,012,884
		20,708,764
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		208,351,781
HEALTH CARE PROVIDERS & SERVICES - 15.3%
Health Care Distributors & Services - 4.0%
Amplifon SpA	854,143	4,744,830
McKesson Corp.	331,767	53,547,194
		58,292,024
Health Care Facilities - 1.9%
Brookdale Senior Living, Inc. (a)	169,898	4,617,828
Emeritus Corp. (a)	240,500	5,202,015
Hanger, Inc. (a)	90,677	3,567,233
NMC Health PLC	526,600	3,820,334
Ramsay Health Care Ltd.	108,422	4,188,001
Surgical Care Affiliates, Inc.	183,076	6,378,368
		27,773,779
Health Care Services - 4.0%
Air Methods Corp.	109,983	6,415,308
Catamaran Corp. (a)	574,410	27,280,757
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
MEDNAX, Inc. (a)	302,558	$ 16,150,546
Quest Diagnostics, Inc. (d)	181,354	9,709,693
		59,556,304
Managed Health Care - 5.4%
Aetna, Inc.	42,292	2,900,808
Cigna Corp.	362,800	31,737,744
Humana, Inc.	208,615	21,533,240
UnitedHealth Group, Inc.	302,829	22,803,024
		78,974,816
TOTAL HEALTH CARE PROVIDERS & SERVICES		224,596,923
HEALTH CARE TECHNOLOGY - 3.3%
Health Care Technology - 3.3%
athenahealth, Inc. (a)(d)	30,474	4,098,753
Cerner Corp. (a)	659,063	36,736,172
HealthStream, Inc. (a)	139,058	4,556,931
HMS Holdings Corp. (a)	151,200	3,436,776
		48,828,632
INDUSTRIAL CONGLOMERATES - 1.2%
Industrial Conglomerates - 1.2%
Danaher Corp.	225,807	17,432,300
IT SERVICES - 0.4%
Data Processing & Outsourced Services - 0.4%
Maximus, Inc.	151,140	6,648,649
LIFE SCIENCES TOOLS & SERVICES - 7.0%
Life Sciences Tools & Services - 7.0%
Bruker BioSciences Corp. (a)	285,000	5,634,450
Illumina, Inc. (a)(d)	385,167	42,607,174
Thermo Fisher Scientific, Inc.	483,709	53,860,997
		102,102,621
PHARMACEUTICALS - 26.2%
Pharmaceuticals - 26.2%
AbbVie, Inc.	604,673	31,932,781
Actavis PLC (a)	463,540	77,874,720
Aratana Therapeutics, Inc.	25,578	488,540
Aratana Therapeutics, Inc. (e)	196,710	3,381,445
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Bayer AG	128,100	$ 17,966,360
Dechra Pharmaceuticals PLC	518,200	6,028,246
Impax Laboratories, Inc. (a)	181,400	4,560,396
Jazz Pharmaceuticals PLC (a)	51,432	6,509,234
Merck & Co., Inc.	513,937	25,722,547
Mylan, Inc. (a)	454,408	19,721,307
Ono Pharmaceutical Co. Ltd.	63,700	5,583,654
Orexo AB (a)(d)	183,819	4,687,037
Pacira Pharmaceuticals, Inc. (a)	110,600	6,358,394
Perrigo Co. PLC	272,143	41,763,065
Prestige Brands Holdings, Inc. (a)	211,600	7,575,280
Salix Pharmaceuticals Ltd. (a)	375,816	33,800,891
Shire PLC sponsored ADR	229,813	32,470,279
Teva Pharmaceutical Industries Ltd. sponsored ADR	347,717	13,936,497
The Medicines Company (a)	266,098	10,276,705
UCB SA	122,500	9,123,849
Valeant Pharmaceuticals International (Canada) (a)	151,158	17,733,405
Zoetis, Inc. Class A	211,800	6,923,742
		384,418,374
PROFESSIONAL SERVICES - 1.0%
Human Resource & Employment Services - 1.0%
Towers Watson & Co.	60,471	7,716,704
WageWorks, Inc. (a)	114,723	6,819,135
		14,535,839
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Development - 0.1%
PT Lippo Karawaci Tbk	24,782,000	1,855,339
TOTAL COMMON STOCKS (Cost $1,007,561,808)		1,449,691,364
Convertible Preferred Stocks - 0.4%

HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Castlight Health, Inc. Series D (a)(e) (Cost $4,228,610)	700,500	5,575,980
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	4,940,879	$ 4,940,879
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	28,517,021	28,517,021
TOTAL MONEY MARKET FUNDS (Cost $33,457,900)		33,457,900
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,045,248,318)		1,488,725,244
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(20,983,831)
NET ASSETS - 100%		$ 1,467,741,413
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,957,425 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aratana Therapeutics, Inc.	10/14/13	$ 3,147,360
Castlight Health, Inc. Series D	4/25/12	$ 4,228,610
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,866
Fidelity Securities Lending Cash Central Fund	82,898
Total	$ 84,764
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,449,691,364	$ 1,438,870,926	$ 10,820,438	$ -
Convertible Preferred Stocks	5,575,980	-	-	5,575,980
Money Market Funds	33,457,900	33,457,900	-	-
Total Investments in Securities:	$ 1,488,725,244	$ 1,472,328,826	$ 10,820,438	$ 5,575,980
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,047,775,546. Net unrealized appreciation aggregated $440,949,698, of which $449,443,427 related to appreciated investment securities and $8,493,729 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

December 31, 2013

1.811332.109

HP1-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 90.6%
	Principal Amount	Value
Aerospace - 1.1%
GenCorp, Inc. 7.125% 3/15/21	$ 280,000	$ 299,600
TransDigm, Inc.:
5.5% 10/15/20	2,300,000	2,248,250
7.5% 7/15/21	815,000	876,125
Triumph Group, Inc. 4.875% 4/1/21	1,570,000	1,522,900
		4,946,875
Air Transportation - 3.0%
Air Canada 6.625% 5/15/18 (d)	1,390,000	1,383,884
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	200,000	200,500
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,540,063	1,736,422
6.125% 4/29/18 (d)	190,000	198,550
9.25% 5/10/17	295,667	327,451
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (d)	1,010,000	1,073,125
6.75% 5/23/17	1,010,000	1,078,175
8.021% 8/10/22	875,252	984,659
8.954% 8/10/14	212,009	214,659
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	131,965	142,852
U.S. Airways Group, Inc. 6.125% 6/1/18	825,000	831,188
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	923,550
Series 2013-1 Class B, 5.375% 5/15/23	190,000	187,150
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	552,228	585,362
9.75% 1/15/17	731,351	841,054
12% 1/15/16 (d)	205,241	230,896
United Continental Holdings, Inc.:
6% 12/1/20	1,280,000	1,276,800
6% 7/15/26	745,000	640,700
6% 7/15/28	395,000	335,750
6.375% 6/1/18	80,000	83,600
		13,276,327
Automotive - 3.2%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	165,000	169,538
6.25% 3/15/21	1,240,000	1,317,500
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19	2,335,000	2,580,175
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Dana Holding Corp.:
5.375% 9/15/21	$ 315,000	$ 316,181
6% 9/15/23	315,000	315,788
6.5% 2/15/19	685,000	727,813
6.75% 2/15/21	1,535,000	1,650,125
General Motors Co.:
3.5% 10/2/18 (d)	975,000	996,938
6.25% 10/2/43 (d)	1,185,000	1,230,919
General Motors Financial Co., Inc.:
3.25% 5/15/18 (d)	1,050,000	1,050,000
4.75% 8/15/17 (d)	1,250,000	1,326,563
Jaguar Land Rover PLC 4.125% 12/15/18 (d)	770,000	774,813
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (d)(g)	1,390,000	1,473,400
		13,929,753
Banks & Thrifts - 2.1%
Ally Financial, Inc.:
2.75% 1/30/17	865,000	868,244
4.75% 9/10/18	3,370,000	3,525,863
Barclays Bank PLC 7.625% 11/21/22	2,580,000	2,747,700
GMAC LLC 8% 12/31/18	1,160,000	1,368,800
Synovus Financial Corp.:
5.125% 6/15/17	200,000	206,500
7.875% 2/15/19	415,000	465,838
		9,182,945
Broadcasting - 1.8%
AMC Networks, Inc. 4.75% 12/15/22	2,195,000	2,090,738
Clear Channel Communications, Inc.:
4.9% 5/15/15	1,310,000	1,257,600
5.5% 12/15/16	1,750,000	1,540,000
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)	665,000	671,650
5.875% 10/1/20 (d)	715,000	729,300
Starz LLC/Starz Finance Corp. 5% 9/15/19	1,540,000	1,574,650
		7,863,938
Building Materials - 2.7%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	555,000	600,788
6.875% 8/15/18 (d)	1,155,000	1,227,188
Building Materials Holding Corp. 9% 9/15/18 (d)	1,310,000	1,411,525
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
HD Supply, Inc.:
7.5% 7/15/20	$ 2,520,000	$ 2,715,300
8.125% 4/15/19	175,000	194,906
Headwaters, Inc.:
7.25% 1/15/19 (d)	260,000	267,150
7.625% 4/1/19	760,000	818,900
Masco Corp. 5.95% 3/15/22	720,000	761,400
Texas Industries, Inc. 9.25% 8/15/20	2,425,000	2,700,844
U.S. Concrete, Inc. 8.5% 12/1/18 (d)	335,000	342,538
USG Corp.:
5.875% 11/1/21 (d)	95,000	98,800
9.75% 1/15/18	500,000	591,250
		11,730,589
Cable TV - 2.6%
Cablevision Systems Corp. 7.75% 4/15/18	795,000	887,419
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	910,000	935,025
7% 1/15/19	1,785,000	1,880,944
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	1,235,000	1,265,875
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	190,000	183,350
DISH DBS Corp. 4.25% 4/1/18	785,000	800,700
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	710,000	786,325
Lynx I Corp. 5.375% 4/15/21 (d)	310,000	310,000
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (d)	640,000	646,400
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	605,000	586,850
7.5% 3/15/19 (d)	415,000	451,313
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	595,000	645,575
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	1,970,000	2,088,200
		11,467,976
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	695,000	732,356
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)	1,515,000	1,617,263
		2,349,619
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 2.6%
Ashland, Inc. 3.875% 4/15/18	$ 830,000	$ 840,375
INEOS Finance PLC 8.375% 2/15/19 (d)	1,665,000	1,852,313
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	1,304,000	1,440,920
LSB Industries, Inc. 7.75% 8/1/19 (d)	355,000	372,750
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	855,000	884,925
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,670,000	1,705,488
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	2,890,000	2,983,925
Tronox Finance LLC 6.375% 8/15/20	1,105,000	1,127,100
		11,207,796
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	1,540,000	1,463,000
Containers - 3.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (d)	1,510,000	1,525,100
7.375% 10/15/17 (d)	200,000	214,750
Ball Corp. 4% 11/15/23	870,000	778,650
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)	606,390	621,979
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	4,370,000	4,085,950
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19	500,000	552,500
8.5% 5/15/18 (c)	1,995,000	2,104,725
9.875% 8/15/19	2,850,000	3,170,625
		13,054,279
Diversified Financial Services - 4.8%
Aircastle Ltd.:
4.625% 12/15/18	355,000	357,663
6.25% 12/1/19	640,000	685,600
9.75% 8/1/18	915,000	999,638
CIT Group, Inc.:
5.375% 5/15/20	835,000	887,188
5.5% 2/15/19 (d)	1,280,000	1,372,800
FLY Leasing Ltd. 6.75% 12/15/20	1,155,000	1,169,438
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)	2,040,000	2,101,200
7.75% 1/15/16	1,875,000	1,912,500
8% 1/15/18	1,870,000	1,944,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
ILFC E-Capital Trust I 5.46% 12/21/65 (d)(g)	$ 1,085,000	$ 992,775
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	1,325,000	1,252,125
International Lease Finance Corp.:
3.875% 4/15/18	910,000	912,275
5.875% 4/1/19	1,140,000	1,214,100
6.25% 5/15/19	900,000	974,250
SLM Corp.:
4.875% 6/17/19	1,085,000	1,081,152
5.5% 1/15/19	1,850,000	1,897,638
8% 3/25/20	460,000	520,950
8.45% 6/15/18	460,000	535,900
		20,811,992
Diversified Media - 1.3%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	925,000	937,719
6.5% 11/15/22	1,820,000	1,858,675
Darling Escrow Corp. 5.375% 1/15/22 (d)(f)	280,000	282,100
MDC Partners, Inc. 6.75% 4/1/20 (d)	415,000	434,194
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)	1,070,000	1,086,050
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	910,000	884,975
		5,483,713
Electric Utilities - 5.5%
Atlantic Power Corp. 9% 11/15/18	2,830,000	2,950,275
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	1,810,000	1,959,325
GenOn Energy, Inc. 9.5% 10/15/18	920,000	1,041,900
Mirant Americas Generation LLC:
8.5% 10/1/21	2,485,000	2,615,463
9.125% 5/1/31	3,545,000	3,607,038
NRG Energy, Inc. 7.625% 1/15/18	160,000	182,400
NSG Holdings II, LLC 7.75% 12/15/25 (d)	4,815,000	5,127,975
Puget Energy, Inc.:
5.625% 7/15/22	440,000	478,502
6% 9/1/21	2,260,000	2,527,338
6.5% 12/15/20	510,000	580,296
The AES Corp.:
4.875% 5/15/23	475,000	444,125
7.375% 7/1/21	2,060,000	2,322,650
		23,837,287
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 11.8%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	$ 1,380,000	$ 1,331,700
Antero Resources Finance Corp.:
5.375% 11/1/21 (d)	550,000	555,500
7.25% 8/1/19	506,000	543,950
Approach Resources, Inc. 7% 6/15/21	1,195,000	1,224,875
Basic Energy Services, Inc. 7.75% 2/15/19	175,000	182,875
Chesapeake Energy Corp.:
6.125% 2/15/21	2,760,000	2,960,100
6.875% 11/15/20	490,000	553,700
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	290,000	308,850
6.125% 7/15/22	705,000	754,350
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	2,610,000	2,733,975
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (d)	335,000	343,375
7.75% 4/1/19	590,000	640,150
Denbury Resources, Inc.:
4.625% 7/15/23	820,000	740,050
6.375% 8/15/21	1,285,000	1,368,525
Edgen Murray Corp. 8.75% 11/1/20 (d)	470,000	538,150
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)	2,175,000	2,196,750
Energy Partners Ltd. 8.25% 2/15/18	810,000	870,750
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	990,000	1,108,800
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,370,000	1,474,463
9.375% 5/1/20	1,915,000	2,209,431
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	1,622,000	1,690,935
Forbes Energy Services Ltd. 9% 6/15/19	1,770,000	1,734,600
Forest Oil Corp. 7.25% 6/15/19	284,000	276,545
Gibson Energy, Inc. 6.75% 7/15/21 (d)	1,015,000	1,073,363
Hornbeck Offshore Services, Inc.:
5% 3/1/21	660,000	646,800
5.875% 4/1/20	330,000	340,725
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (d)	720,000	709,190
5.625% 11/15/23 (d)	1,040,000	1,006,966
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	$ 1,415,000	$ 1,478,675
Offshore Group Investment Ltd.:
7.125% 4/1/23	505,000	515,100
7.5% 11/1/19	1,985,000	2,158,688
Oil States International, Inc. 6.5% 6/1/19	1,480,000	1,574,350
Pacific Drilling SA 5.375% 6/1/20 (d)	1,600,000	1,608,000
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	1,345,000	1,432,425
Precision Drilling Corp.:
6.5% 12/15/21	125,000	133,125
6.625% 11/15/20	1,630,000	1,740,025
Samson Investment Co. 10.5% 2/15/20 (c)(d)	2,980,000	3,248,200
SemGroup Corp. 7.5% 6/15/21 (d)	1,980,000	2,093,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)	645,000	577,275
5.25% 5/1/23	666,000	645,188
6.375% 8/1/22	244,000	258,030
6.875% 2/1/21	455,000	489,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	245,000	252,350
Western Refining, Inc. 6.25% 4/1/21	1,645,000	1,657,338
Whiting Petroleum Corp. 5% 3/15/19	1,370,000	1,400,825
		51,382,012
Entertainment/Film - 0.4%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)	500,000	511,250
5.375% 11/1/23 (d)	375,000	368,438
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	870,000	898,275
		1,777,963
Environmental - 1.5%
ADS Waste Holdings, Inc. 8.25% 10/1/20	1,690,000	1,833,650
Clean Harbors, Inc. 5.125% 6/1/21	2,300,000	2,323,000
Covanta Holding Corp. 7.25% 12/1/20	1,235,000	1,348,242
Tervita Corp.:
8% 11/15/18 (d)	415,000	428,488
9.75% 11/1/19 (d)	550,000	539,000
10.875% 2/15/18 (d)	255,000	257,703
		6,730,083
Nonconvertible Bonds - continued
	Principal Amount	Value
Food & Drug Retail - 2.5%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/18 pay-in-kind (d)(g)	$ 395,000	$ 412,775
JBS Investments GmbH 7.75% 10/28/20 (d)	1,065,000	1,072,988
Rite Aid Corp.:
6.75% 6/15/21	1,030,000	1,080,213
9.25% 3/15/20	7,145,000	8,198,847
		10,764,823
Food/Beverage/Tobacco - 1.9%
Barry Callebaut Services NV 5.5% 6/15/23 (d)	1,230,000	1,254,600
DS Waters of America, Inc. 10% 9/1/21 (d)	430,000	461,175
ESAL GmbH 6.25% 2/5/23 (d)	2,560,000	2,297,600
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)	390,000	407,550
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	1,315,000	1,272,263
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (d)	870,000	904,800
8.25% 2/1/20 (d)	1,410,000	1,529,850
		8,127,838
Gaming - 1.9%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,480,000	1,605,800
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)	795,000	802,950
MCE Finance Ltd. 5% 2/15/21 (d)	1,260,000	1,228,500
MGM Mirage, Inc.:
6.75% 10/1/20	815,000	872,050
8.625% 2/1/19	1,110,000	1,301,475
11.375% 3/1/18	1,145,000	1,454,150
PNK Finance Corp. 6.375% 8/1/21 (d)	750,000	766,875
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	395,000	388,088
		8,419,888
Healthcare - 5.1%
Community Health Systems, Inc.:
5.125% 8/15/18	1,020,000	1,053,150
8% 11/15/19	2,335,000	2,533,475
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	820,000	830,250
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	595,000	605,413
8.75% 3/15/18	855,000	938,363
9.875% 4/15/18	255,000	274,125
Emergency Medical Services Corp. 8.125% 6/1/19	636,000	689,265
HCA Holdings, Inc. 8% 10/1/18	760,000	897,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
HealthSouth Corp. 7.25% 10/1/18	$ 2,813,000	$ 3,006,394
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,130,000	1,209,100
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	70,000	76,038
7.5% 2/15/20	270,000	294,300
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,854,000	2,002,320
Tenet Healthcare Corp.:
6% 10/1/20 (d)	415,000	433,156
6.25% 11/1/18	415,000	459,613
8.125% 4/1/22	1,865,000	2,009,538
Valeant Pharmaceuticals International:
6.75% 8/15/18 (d)	1,245,000	1,367,944
6.875% 12/1/18 (d)	2,275,000	2,434,250
VPI Escrow Corp. 6.375% 10/15/20 (d)	1,190,000	1,253,963
		22,368,407
Homebuilders/Real Estate - 2.6%
CBRE Group, Inc. 6.625% 10/15/20	879,000	940,530
D.R. Horton, Inc.:
3.625% 2/15/18	1,330,000	1,349,950
4.375% 9/15/22	610,000	568,825
Howard Hughes Corp. 6.875% 10/1/21 (d)	810,000	842,400
Lennar Corp. 4.125% 12/1/18	1,330,000	1,336,650
Standard Pacific Corp. 8.375% 5/15/18	2,750,000	3,231,250
Toll Brothers Finance Corp.:
4% 12/31/18	965,000	981,888
4.375% 4/15/23	1,505,000	1,395,888
5.625% 1/15/24	700,000	705,250
		11,352,631
Hotels - 0.5%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)	785,000	814,438
Playa Resorts Holding BV 8% 8/15/20 (d)	1,060,000	1,124,925
		1,939,363
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (d)	610,000	626,775
Leisure - 1.3%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	595,000	587,563
NCL Corp. Ltd. 5% 2/15/18	2,590,000	2,667,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	$ 1,955,000	$ 1,955,000
7.5% 10/15/27	530,000	565,775
		5,776,038
Metals/Mining - 2.6%
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (d)	545,000	555,900
6% 6/15/17 (d)	275,000	278,438
Boart Longyear Management Pty Ltd.:
7% 4/1/21 (d)	2,305,000	1,722,988
10% 10/1/18 (d)	915,000	944,738
CONSOL Energy, Inc.:
8% 4/1/17	585,000	616,444
8.25% 4/1/20	800,000	866,000
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	1,755,000	1,816,425
7% 11/1/15 (d)	1,227,000	1,273,013
New Gold, Inc. 6.25% 11/15/22 (d)	1,650,000	1,596,375
Walter Energy, Inc.:
8.5% 4/15/21	1,410,000	1,173,825
9.5% 10/15/19 (d)	270,000	284,850
		11,128,996
Paper - 0.5%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (d)	1,520,000	1,497,200
7.75% 7/15/17 (d)	745,000	815,775
		2,312,975
Publishing/Printing - 1.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	2,200,000	2,431,000
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	635,000	641,350
7% 2/15/22	320,000	344,000
7.25% 5/15/18	675,000	766,125
7.625% 6/15/20	195,000	212,063
8.25% 3/15/19	855,000	978,975
		5,373,513
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - 4.1%
APX Group, Inc.:
6.375% 12/1/19	$ 2,275,000	$ 2,309,125
8.75% 12/1/20	1,245,000	1,269,900
8.75% 12/1/20 (d)	140,000	142,450
ARAMARK Corp. 5.75% 3/15/20 (d)	790,000	825,550
Audatex North America, Inc.:
6% 6/15/21 (d)	1,245,000	1,304,138
6.125% 11/1/23 (d)	130,000	133,900
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9956% 12/1/17 (d)(g)	635,000	638,175
Bankrate, Inc. 6.125% 8/15/18 (d)	1,085,000	1,128,400
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (d)	1,330,000	1,351,613
FTI Consulting, Inc. 6.75% 10/1/20	3,130,000	3,380,400
Garda World Security Corp. 7.25% 11/15/21 (d)	635,000	639,763
Hertz Corp.:
4.25% 4/1/18	840,000	861,000
6.75% 4/15/19	1,135,000	1,222,963
The Geo Group, Inc. 5.875% 1/15/22 (d)	1,280,000	1,270,400
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind	1,410,000	1,487,550
		17,965,327
Shipping - 1.2%
Aguila 3 SA 7.875% 1/31/18 (d)	2,035,000	2,157,100
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)	510,000	520,200
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	2,140,000	2,150,700
8.125% 2/15/19	425,000	436,688
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	110,000	118,663
		5,383,351
Steel - 1.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	2,160,000	2,181,600
Severstal Columbus LLC 10.25% 2/15/18	1,705,000	1,807,300
Steel Dynamics, Inc. 6.125% 8/15/19	1,930,000	2,089,225
		6,078,125
Super Retail - 1.4%
Best Buy Co., Inc. 5% 8/1/18	1,560,000	1,636,128
Netflix, Inc. 5.375% 2/1/21 (d)	2,235,000	2,262,938
Nonconvertible Bonds - continued
	Principal Amount	Value
Super Retail - continued
Sears Holdings Corp. 6.625% 10/15/18	$ 395,000	$ 357,475
The Bon-Ton Department Stores, Inc. 8% 6/15/21	1,650,000	1,662,375
		5,918,916
Technology - 6.7%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)	700,000	724,500
ADT Corp. 6.25% 10/15/21 (d)	1,010,000	1,060,500
BMC Software Finance, Inc. 8.125% 7/15/21 (d)	1,325,000	1,364,750
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	1,130,000	1,045,250
Ceridian Corp. 11.25% 11/15/15	1,645,000	1,657,338
Compiler Finance Sub, Inc. 7% 5/1/21 (d)	265,000	263,013
First Data Corp.:
7.375% 6/15/19 (d)	550,000	587,125
8.25% 1/15/21 (d)	540,000	574,425
12.625% 1/15/21	1,300,000	1,525,875
Flextronics International Ltd. 4.625% 2/15/20	1,205,000	1,174,875
Lucent Technologies, Inc.:
6.45% 3/15/29	1,715,000	1,517,775
6.5% 1/15/28	865,000	756,875
Nuance Communications, Inc. 5.375% 8/15/20 (d)	1,995,000	1,950,113
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)	3,730,000	3,757,975
5.75% 2/15/21 (d)	1,060,000	1,107,700
Sanmina-SCI Corp. 7% 5/15/19 (d)	2,180,000	2,318,975
Seagate HDD Cayman 3.75% 11/15/18 (d)	2,330,000	2,356,213
SoftBank Corp. 4.5% 4/15/20 (d)	885,000	862,875
Spansion LLC 7.875% 11/15/17	1,445,000	1,504,606
VeriSign, Inc. 4.625% 5/1/23	360,000	343,800
Viasystems, Inc. 7.875% 5/1/19 (d)	515,000	556,844
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,095,000	1,215,450
13.375% 10/15/19	910,000	1,053,325
		29,280,177
Telecommunications - 7.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (d)	320,000	320,400
6.75% 11/15/20 (d)	1,050,000	1,090,688
8.875% 1/1/20 (d)	965,000	1,075,975
Altice Financing SA:
6.5% 1/15/22 (d)	200,000	202,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Altice Financing SA: - continued
7.875% 12/15/19 (d)	$ 1,170,000	$ 1,272,375
Altice Finco SA:
8.125% 1/15/24 (d)	200,000	205,260
9.875% 12/15/20 (d)	1,545,000	1,738,125
Digicel Group Ltd.:
6% 4/15/21 (d)	1,410,000	1,360,650
7% 2/15/20 (d)	200,000	202,000
8.25% 9/1/17 (d)	2,560,000	2,662,400
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	2,155,000	2,101,125
Intelsat Jackson Holdings SA 7.25% 4/1/19	1,590,000	1,717,200
Intelsat Luxembourg SA 7.75% 6/1/21 (d)	1,505,000	1,614,113
Level 3 Financing, Inc. 3.842% 1/15/18 (d)(g)	885,000	890,531
MasTec, Inc. 4.875% 3/15/23	425,000	401,625
Neustar, Inc. 4.5% 1/15/23	1,685,000	1,520,713
Sprint Capital Corp.:
6.875% 11/15/28	345,000	325,163
8.75% 3/15/32	345,000	370,013
Sprint Communications, Inc. 9% 11/15/18 (d)	345,000	415,725
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (d)	1,645,000	1,720,341
6.464% 4/28/19	2,460,000	2,613,750
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	2,555,000	2,657,200
TW Telecom Holdings, Inc. 5.375% 10/1/22	840,000	825,300
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	835,000	888,231
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(g)	2,691,444	2,680,716
		30,871,619
Textiles & Apparel - 0.2%
The William Carter Co. 5.25% 8/15/21 (d)	1,015,000	1,030,225
TOTAL NONCONVERTIBLE BONDS (Cost $381,329,138)		395,215,134
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(g) (Cost $169,921)	331,044	163,867
Common Stocks - 0.0%
	Shares	Value
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (a)(d) (Cost $584,498)	0*	$ 51,392
Bank Loan Obligations - 4.9%
	Principal Amount
Automotive - 0.1%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (g)	$ 270,000	270,675
Broadcasting - 0.1%
ION Media Networks, Inc. Tranche B, term loan 12/18/20 (h)	380,000	384,275
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 12/17/19 (h)	50,000	50,250
Berry Plastics Corp. Tranche E, term loan 12/18/20 (h)	445,000	443,888
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (g)	260,000	259,675
		753,813
Diversified Financial Services - 0.0%
Moxie Patriot LLC Tranche B, term loan 12/19/20 (h)	115,000	116,581
Energy - 0.8%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	420,000	428,946
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (g)	1,055,000	1,047,088
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (g)	1,790,000	1,816,850
Tranche B 1LN, term loan 3.875% 9/30/18 (g)	104,738	105,392
Samson Investment Co. Tranche B 2LN, term loan 9/25/18 (h)	105,000	105,000
Sheridan Investment Partners I term loan 12/16/20 (h)	151,135	151,710
Sheridan Production Partners I:
Tranche A, term loan 12/16/20 (h)	21,024	21,104
Tranche M, term loan 12/16/20 (h)	7,841	7,871
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (g)	70,000	70,875
		3,754,836
Bank Loan Obligations - continued
	Principal Amount	Value
Environmental - 0.0%
Darling International, Inc. Tranche B, term loan 12/18/20 (h)	$ 60,000	$ 60,300
WTG Holdings III Corp.:
Tranche 2LN, term loan 12/12/21 (h)	45,000	44,775
Tranche B, term loan 12/12/20 (h)	50,000	49,750
		154,825
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21 (h)	130,000	131,300
Tranche B 1LN, term loan 11/26/20 (h)	260,000	260,650
		391,950
Gaming - 0.2%
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (i)	42,000	42,315
5.5% 11/21/19 (g)	98,000	98,735
Las Vegas Sands LLC Tranche B, term loan 12/19/20 (h)	640,000	639,136
		780,186
Healthcare - 0.2%
Endo Luxembourg Finance I Comp term loan 12/12/20 (h)	1,070,000	1,072,675
Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (g)	868,421	874,934
Insurance - 0.3%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (g)	433,913	439,879
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (g)	345,539	347,267
Tranche B 1LN, term loan 4.5% 11/30/19 (g)	427,445	427,445
		1,214,591
Metals/Mining - 0.7%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (g)	686,541	674,527
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (g)	703,238	712,028
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (g)	1,581,038	1,590,761
		2,977,316
Bank Loan Obligations - continued
	Principal Amount	Value
Publishing/Printing - 0.3%
ARC Document Solutions, Inc. Tranche B, term loan 12/20/18 (h)	$ 1,385,000	$ 1,374,613
Services - 0.4%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (g)	1,295,000	1,301,475
EFS Cogen Holdings I LLC Tranche B, term loan 12/17/20 (h)	55,000	55,275
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (g)	20,000	20,275
Tranche B 1LN, term loan 4.5% 11/21/20 (g)	20,000	20,075
Garda World Security Corp.:
term loan 4% 11/8/20 (g)	143,333	143,513
Tranche DD, term loan 11/8/20 (i)	36,667	36,713
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (g)	50,000	50,750
Tranche B 1LN, term loan 4.5% 12/3/20 (g)	30,000	30,075
		1,658,151
Technology - 0.8%
First Data Corp. term loan 4.164% 3/24/18 (g)	1,995,000	1,990,013
Infor U.S., Inc. Tranche B 5LN, term loan 6/3/20 (h)	245,000	244,094
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (g)	40,000	41,800
Tranche B 1LN, term loan 4.5% 10/30/19 (g)	19,943	20,143
NXP BV Tranche D, term loan 1/11/20 (h)	1,050,000	1,050,000
		3,346,050
Telecommunications - 0.5%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 1/30/19 (h)	1,845,000	1,854,225
Consolidated Communications, Inc. Tranche B, term loan 12/23/20 (h)	40,000	40,000
Crown Castle Operating Co. Tranche B, term loan 1/31/21 (h)	90,000	90,000
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (g)	360,000	363,168
		2,347,393
TOTAL BANK LOAN OBLIGATIONS (Cost $21,166,791)		21,472,864
Preferred Securities - 0.3%
	Principal Amount	Value
Banks & Thrifts - 0.3%
JPMorgan Chase & Co. 6% (e)(g) (Cost $1,405,000)	1,405,000	$ 1,379,048
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $17,722,721)	17,722,721	17,722,721
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $422,378,069)		436,005,026
NET OTHER ASSETS (LIABILITIES) - 0.1%		483,362
NET ASSETS - 100%		$ 436,488,388
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $163,183,139 or 37.4% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) The coupon rate will be determined upon settlement of the loan after period end.

(i) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $78,667 and $79,028, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than 1 share
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,269
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 51,392	$ -	$ -	$ 51,392
Corporate Bonds	395,215,134	-	395,215,134	-
Commercial Mortgage Securities	163,867	-	-	163,867
Bank Loan Obligations	21,472,864	-	21,472,864	-
Preferred Securities	1,379,048	-	1,379,048	-
Money Market Funds	17,722,721	17,722,721	-	-
Total Investments in Securities:	$ 436,005,026	$ 17,722,721	$ 418,067,046	$ 215,259
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $421,837,506. Net unrealized appreciation aggregated $14,167,520, of which $17,710,819 related to appreciated investment securities and $3,543,299 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

December 31, 2013

1.842157.107

INCIP-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AEROSPACE & DEFENSE - 17.2%
Aerospace & Defense - 17.2%
Curtiss-Wright Corp.	6,000	$ 373,380
Honeywell International, Inc.	557,882	50,973,678
Precision Castparts Corp.	99,911	26,906,032
Teledyne Technologies, Inc. (a)	222,554	20,443,810
Textron, Inc.	207,072	7,611,967
Triumph Group, Inc.	220,703	16,788,877
United Technologies Corp.	850,457	96,782,007
		219,879,751
AIR FREIGHT & LOGISTICS - 4.0%
Air Freight & Logistics - 4.0%
FedEx Corp.	358,960	51,607,679
AUTO COMPONENTS - 1.9%
Auto Parts & Equipment - 1.9%
Johnson Controls, Inc.	476,018	24,419,723
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
A.O. Smith Corp.	378,208	20,400,540
Aspen Aerogels, Inc. warrants 3/28/23 (a)(e)	7,639,470	76
Lennox International, Inc.	100,743	8,569,200
		28,969,816
COMMERCIAL SERVICES & SUPPLIES - 2.3%
Diversified Support Services - 0.6%
Iron Mountain, Inc.	224,674	6,818,856
Environmental & Facility Services - 1.7%
Stericycle, Inc. (a)	73,581	8,547,905
Waste Connections, Inc.	309,014	13,482,281
		22,030,186
TOTAL COMMERCIAL SERVICES & SUPPLIES		28,849,042
CONSTRUCTION & ENGINEERING - 4.5%
Construction & Engineering - 4.5%
Chicago Bridge & Iron Co. NV	89,273	7,422,157
EMCOR Group, Inc.	398,175	16,898,547
KBR, Inc.	180,232	5,747,598
MasTec, Inc. (a)	62,340	2,039,765
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - CONTINUED
Construction & Engineering - continued
Tutor Perini Corp. (a)	142,140	$ 3,738,282
URS Corp.	418,598	22,181,508
		58,027,857
ELECTRICAL EQUIPMENT - 8.4%
Electrical Components & Equipment - 8.4%
Eaton Corp. PLC	413,494	31,475,163
Emerson Electric Co.	283,071	19,865,923
Generac Holdings, Inc.	250,507	14,188,716
Hubbell, Inc. Class B	201,099	21,899,681
Rockwell Automation, Inc.	169,832	20,067,349
		107,496,832
INDUSTRIAL CONGLOMERATES - 14.2%
Industrial Conglomerates - 14.2%
Danaher Corp.	889,519	68,670,867
General Electric Co.	4,035,914	113,126,671
		181,797,538
MACHINERY - 25.4%
Construction & Farm Machinery & Heavy Trucks - 11.2%
Caterpillar, Inc.	524,926	47,668,530
Cummins, Inc.	231,657	32,656,687
Deere & Co.	27,300	2,493,309
Manitowoc Co., Inc.	1,159,387	27,036,905
Oshkosh Truck Corp.	169,984	8,563,794
Toro Co.	133,947	8,519,029
Wabtec Corp.	222,326	16,512,152
		143,450,406
Industrial Machinery - 14.2%
Dover Corp.	202,837	19,581,884
GEA Group AG	287,661	13,692,439
Global Brass & Copper Holdings, Inc.	183,843	3,042,602
Graco, Inc.	89,779	7,013,535
Harsco Corp.	87,386	2,449,430
IDEX Corp.	209,933	15,503,552
ITT Corp.	333,954	14,500,283
Pall Corp.	202,608	17,292,593
Parker Hannifin Corp.	181,432	23,339,412
Pentair Ltd.	212,275	16,487,399
Timken Co.	262,051	14,431,149
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
TriMas Corp. (a)	183,009	$ 7,300,229
Valmont Industries, Inc.	177,934	26,533,518
		181,168,025
TOTAL MACHINERY		324,618,431
OIL, GAS & CONSUMABLE FUELS - 0.5%
Oil & Gas Storage & Transport - 0.5%
Navigator Holdings Ltd. (a)	128,848	3,471,165
Scorpio Tankers, Inc.	269,708	3,179,857
		6,651,022
PROFESSIONAL SERVICES - 8.9%
Human Resource & Employment Services - 2.3%
Towers Watson & Co.	235,131	30,005,067
Research & Consulting Services - 6.6%
CRA International, Inc. (a)	138,700	2,746,260
Dun & Bradstreet Corp.	178,718	21,937,635
Huron Consulting Group, Inc. (a)	110,500	6,930,560
Nielsen Holdings B.V.	696,924	31,981,842
Verisk Analytics, Inc. (a)	312,355	20,527,971
		84,124,268
TOTAL PROFESSIONAL SERVICES		114,129,335
ROAD & RAIL - 5.5%
Railroads - 4.0%
Union Pacific Corp.	300,993	50,566,824
Trucking - 1.5%
J.B. Hunt Transport Services, Inc.	246,650	19,066,045
TOTAL ROAD & RAIL		69,632,869
TRADING COMPANIES & DISTRIBUTORS - 3.5%
Trading Companies & Distributors - 3.5%
Houston Wire & Cable Co.	85,567	1,144,886
MRC Global, Inc. (a)	128,604	4,148,765
MSC Industrial Direct Co., Inc. Class A	62,100	5,022,027
W.W. Grainger, Inc.	42,819	10,936,829
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Watsco, Inc.	13,384	$ 1,285,667
WESCO International, Inc. (a)(d)	236,566	21,544,066
		44,082,240
TOTAL COMMON STOCKS (Cost $894,929,153)		1,260,162,135
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,873,181	1,873,181
8% 12/6/14 (e)	2,641,978	2,641,978
8% 3/28/16 (e)	208,022	208,022
(Cost $4,723,105)		4,723,181
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	14,506,306	14,506,306
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,111,100	2,111,100
TOTAL MONEY MARKET FUNDS (Cost $16,617,406)		16,617,406
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $916,269,664)		1,281,502,722
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,477,362)
NET ASSETS - 100%		$ 1,278,025,360
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,723,257 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. warrants 3/28/23	5/6/13	$ 76
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/13	$ 1,873,181
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/13	$ 2,641,978
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13 - 12/31/13	$ 207,946
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,454
Fidelity Securities Lending Cash Central Fund	2,834
Total	$ 6,288
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,260,162,135	$ 1,260,162,059	$ -	$ 76
Convertible Bonds	4,723,181	-	-	4,723,181
Money Market Funds	16,617,406	16,617,406	-	-
Total Investments in Securities:	$ 1,281,502,722	$ 1,276,779,465	$ -	$ 4,723,257
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $918,466,164. Net unrealized appreciation aggregated $363,036,558, of which $363,915,088 related to appreciated investment securities and $878,530 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

December 31, 2013

1.842156.107

ITCIP-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)	635	$ 26,130
AUTOMOBILES - 0.4%
Automobile Manufacturers - 0.4%
Tesla Motors, Inc. (a)(d)	61,985	9,321,304
CHEMICALS - 0.1%
Diversified Chemicals - 0.1%
Oci Co. Ltd.	12,301	2,225,475
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Sanix, Inc. (a)	38,900	317,686
COMMUNICATIONS EQUIPMENT - 8.8%
Communications Equipment - 8.8%
AAC Technology Holdings, Inc.	2,500	12,138
ADTRAN, Inc.	79,582	2,149,510
ADVA Optical Networking SE (a)	545,789	2,808,149
Alcatel-Lucent SA sponsored ADR	662,290	2,914,076
Aruba Networks, Inc. (a)	114,013	2,040,833
BlackBerry Ltd. (a)	1,382,014	10,296,001
Brocade Communications Systems, Inc. (a)	32,390	287,299
Ciena Corp. (a)(d)	568,435	13,602,650
Cisco Systems, Inc.	239,736	5,382,073
Comba Telecom Systems Holdings Ltd. (a)	141,000	48,732
F5 Networks, Inc. (a)	373,801	33,963,559
Finisar Corp. (a)	107	2,559
Infinera Corp. (a)	675,479	6,606,185
Ixia (a)	373,199	4,967,279
JDS Uniphase Corp. (a)	1,424	18,484
Juniper Networks, Inc. (a)	2,237,082	50,490,941
Motorola Solutions, Inc.	22	1,485
Nokia Corp. (a)	1,034,800	8,361,188
Nokia Corp. sponsored ADR (a)	1,526,355	12,378,739
Oplink Communications, Inc. (a)	300	5,580
Palo Alto Networks, Inc. (a)	393	22,586
Radware Ltd. (a)	400,727	7,205,071
Riverbed Technology, Inc. (a)	943	17,049
Ruckus Wireless, Inc. (a)	237,104	3,366,877
Sandvine Corp. (U.K.) (a)	2,609,300	7,270,914
Common Stocks - continued
	Shares	Value
COMMUNICATIONS EQUIPMENT - CONTINUED
Communications Equipment - continued
Sonus Networks, Inc. (a)	1,985,428	$ 6,254,098
Spirent Communications PLC	2,922,900	5,024,103
		185,498,158
COMPUTERS & PERIPHERALS - 5.4%
Computer Hardware - 4.3%
3D Systems Corp. (a)(d)	12,837	1,192,942
Advantech Co. Ltd.	400,000	2,768,885
Apple, Inc.	75,783	42,522,599
Cray, Inc. (a)	333,968	9,170,761
Hewlett-Packard Co.	1,294	36,206
Lenovo Group Ltd.	9,936,000	12,083,164
NCR Corp. (a)	398,272	13,565,144
Silicon Graphics International Corp. (a)	409,976	5,497,778
Stratasys Ltd. (a)	31,285	4,214,090
		91,051,569
Computer Storage & Peripherals - 1.1%
ADLINK Technology, Inc.	3,450	5,898
Catcher Technology Co. Ltd.	2,000	12,973
EMC Corp.	884,221	22,238,158
Gemalto NV	1,940	213,535
NetApp, Inc.	11	453
Nimble Storage, Inc.	11,800	534,540
SanDisk Corp.	237	16,718
		23,022,275
TOTAL COMPUTERS & PERIPHERALS		114,073,844
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.0%
Educomp Solutions Ltd. (a)	20,737	9,473
Specialized Consumer Services - 0.2%
LifeLock, Inc. (a)	239,343	3,927,619
TOTAL DIVERSIFIED CONSUMER SERVICES		3,937,092
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Multi-Sector Holdings - 0.2%
Investment AB Kinnevik (B Shares)	104,900	4,858,588
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
SolarCity Corp. (d)	20,393	$ 1,158,730
TECO Electric & Machinery Co. Ltd.	1,826,000	2,090,337
		3,249,067
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Electronic Components - 1.9%
Aeroflex Holding Corp. (a)	230	1,495
Delta Electronics, Inc.	367,000	2,091,413
DTS, Inc. (a)	3,014	72,276
InvenSense, Inc. (a)(d)	415,525	8,634,610
Ledlink Optics, Inc.	1,315,401	4,387,389
Omron Corp.	168,700	7,455,407
Sapphire Technology Co. Ltd. (a)	22,322	787,605
Tong Hsing Electronics Industries Ltd.	2,485,000	11,495,567
Universal Display Corp. (a)(d)	639	21,956
Yaskawa Electric Corp.	280,000	4,436,768
		39,384,486
Electronic Equipment & Instruments - 0.7%
Chroma ATE, Inc.	48,188	100,959
FEI Co.	7,100	634,456
Keyence Corp.	17,720	7,587,444
National Instruments Corp.	231,084	7,399,310
RealD, Inc. (a)	27,813	237,523
Test Research, Inc.	16,988	23,690
		15,983,382
Electronic Manufacturing Services - 1.4%
Benchmark Electronics, Inc. (a)	7,200	166,176
Fabrinet (a)	129	2,652
Jabil Circuit, Inc.	56	977
KEMET Corp. (a)	2,906	16,390
TE Connectivity Ltd.	243,245	13,405,232
Trimble Navigation Ltd. (a)	439,636	15,255,369
		28,846,796
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	2	109
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Technology Distributors - continued
Digital China Holdings Ltd. (H Shares)	8,390,000	$ 9,889,300
Redington India Ltd.	124,433	150,813
		10,040,222
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		94,254,886
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Biosensors International Group Ltd.	36,000	23,820
PW Medtech Group Ltd. (a)	2,127,000	973,763
		997,583
HEALTH CARE TECHNOLOGY - 1.5%
Health Care Technology - 1.5%
athenahealth, Inc. (a)(d)	94,550	12,716,975
Cerner Corp. (a)	54,725	3,050,372
M3, Inc.	6,552	16,408,610
		32,175,957
HOTELS, RESTAURANTS & LEISURE - 0.1%
Casinos & Gaming - 0.1%
500 Com Ltd. sponsored ADR Class A	63,817	2,257,207
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.3%
Panasonic Corp.	5,400	62,949
Sharp Corp. (a)	1,000	3,184
Sony Corp. sponsored ADR (d)	58,180	1,005,932
TCL Multimedia Technology Holdings Ltd.	10,092,000	4,685,297
Tonly Electronics Holdings Ltd. (a)	39,800	29,513
		5,786,875
Homebuilding - 0.1%
West Holdings Corp. (d)	119,400	1,534,038
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd.	30,000	87,048
TOTAL HOUSEHOLD DURABLES		7,407,961
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Toshiba Corp.	5,000	21,049
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - 2.3%
Internet Retail - 2.3%
Amazon.com, Inc. (a)	58,747	$ 23,427,716
E-Commerce China Dangdang, Inc. ADR (a)	350	3,343
Groupon, Inc. Class A (a)	790,366	9,302,608
HomeAway, Inc. (a)	26,600	1,087,408
Netflix, Inc. (a)	64	23,563
priceline.com, Inc. (a)	8,696	10,108,230
Qunar Cayman Islands Ltd. sponsored ADR	600	15,918
Rakuten, Inc.	1,600	23,877
Start Today Co. Ltd.	37,700	937,430
TripAdvisor, Inc. (a)	10,240	848,179
YOOX SpA (a)	80,400	3,605,765
		49,384,037
INTERNET SOFTWARE & SERVICES - 33.3%
Internet Software & Services - 33.3%
58.com, Inc. ADR	700	26,838
Angie's List, Inc. (a)(d)	368,514	5,582,987
AOL, Inc.	5,800	270,396
Autohome, Inc. ADR Class A	4,100	150,019
Baidu.com, Inc. sponsored ADR (a)	200	35,576
Bankrate, Inc. (a)	1,125	20,183
Bazaarvoice, Inc. (a)	6,100	48,312
Blinkx PLC (a)(d)	1,245,667	4,233,820
ChannelAdvisor Corp. (a)	33,919	1,414,761
ChinaCache International Holdings Ltd. sponsored ADR (a)	11,568	103,071
comScore, Inc. (a)	706	20,199
Cornerstone OnDemand, Inc. (a)	149,056	7,950,647
CoStar Group, Inc. (a)	33,200	6,128,056
Cvent, Inc.	90,878	3,307,050
DealerTrack Holdings, Inc. (a)	141,327	6,795,002
Demandware, Inc. (a)	242,920	15,576,030
E2open, Inc. (a)	226,504	5,415,711
eBay, Inc. (a)	120,677	6,623,961
eGain Communications Corp. (a)	97,150	994,816
Equinix, Inc. (a)	200	35,490
Facebook, Inc. Class A (a)	1,588,296	86,816,259
Google, Inc. Class A (a)	188,773	211,559,777
IAC/InterActiveCorp	185,525	12,743,712
INFO Edge India Ltd. (a)	66,452	496,402
IntraLinks Holdings, Inc. (a)	1,867	22,609
Kakaku.com, Inc.	3,300	57,969
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
LinkedIn Corp. (a)	136,929	$ 29,690,315
LivePerson, Inc. (a)	10,600	157,092
Livesense, Inc. (a)	257,200	6,306,979
LogMeIn, Inc. (a)	6,052	203,045
Mail.Ru Group Ltd.:
GDR (e)	2,300	102,580
GDR (Reg. S)	49,465	2,206,139
Marketo, Inc. (d)	57,300	2,124,111
MercadoLibre, Inc.	130	14,013
Millennial Media, Inc. (a)(d)	248,800	1,808,776
Move, Inc. (a)	788,104	12,601,783
Naver Corp.	115,138	78,959,842
NIC, Inc.	82,815	2,059,609
Pandora Media, Inc. (a)	166,075	4,417,595
Qihoo 360 Technology Co. Ltd. ADR (a)	2,330	191,177
Rackspace Hosting, Inc. (a)	77,826	3,045,331
Renren, Inc. ADR (a)(d)	7,700	23,485
SciQuest, Inc. (a)	208,256	5,931,131
Sohu.com, Inc. (a)(d)	281	20,493
SouFun Holdings Ltd. ADR	326	26,866
TelecityGroup PLC	72,700	873,412
Tencent Holdings Ltd.	620,100	39,552,437
Textura Corp. (d)	253,304	7,583,922
Trulia, Inc. (a)	9,413	331,997
VeriSign, Inc. (a)	3,796	226,925
Vocus, Inc. (a)	350,142	3,988,117
Web.com Group, Inc. (a)	243,807	7,750,625
XO Group, Inc. (a)	8,600	127,796
Yahoo! Japan Corp.	587,200	3,274,463
Yahoo!, Inc. (a)	2,609,418	105,524,864
Yandex NV (a)	7,025	303,129
Yelp, Inc. (a)	87,833	6,056,085
Youku Tudou, Inc. ADR (a)	754	22,846
		701,936,633
IT SERVICES - 12.6%
Data Processing & Outsourced Services - 9.7%
Automatic Data Processing, Inc.	27,324	2,208,052
DST Systems, Inc.	97,728	8,867,839
Euronet Worldwide, Inc. (a)	75,864	3,630,092
EVERTEC, Inc.	238,798	5,888,759
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Fidelity National Information Services, Inc.	1,083,756	$ 58,176,022
Fiserv, Inc. (a)	183,710	10,848,076
FleetCor Technologies, Inc. (a)	105,950	12,414,162
Global Payments, Inc.	396	25,736
Heartland Payment Systems, Inc.	48,765	2,430,448
Jack Henry & Associates, Inc.	56,800	3,363,128
MasterCard, Inc. Class A	284	237,271
Paychex, Inc.	49,800	2,267,394
QIWI PLC Class B sponsored ADR	38,300	2,144,800
Syntel, Inc.	2,488	226,284
Teletech Holdings, Inc. (a)	4,706	112,662
Total System Services, Inc.	630,040	20,967,731
VeriFone Systems, Inc. (a)	22	590
Visa, Inc. Class A	285,235	63,516,130
WEX, Inc. (a)	84,256	8,343,872
WNS Holdings Ltd. sponsored ADR (a)	11,900	260,729
		205,929,777
IT Consulting & Other Services - 2.9%
Accenture PLC Class A	293	24,090
Anite Group PLC	530,100	869,041
Bit-isle, Inc.	3,500	27,787
Camelot Information Systems, Inc. ADR (a)	300	600
ChinaSoft International Ltd. (a)	520,000	134,790
Cognizant Technology Solutions Corp. Class A (a)	422,857	42,700,100
EPAM Systems, Inc. (a)	124,500	4,350,030
IBM Corp.	790	148,180
Infosys Ltd. sponsored ADR (d)	109,546	6,200,304
InterXion Holding N.V. (a)	16,700	394,287
Pactera Technology International Ltd. ADR (a)	194,430	1,390,175
ServiceSource International, Inc. (a)	211,080	1,768,850
Unisys Corp. (a)	48,000	1,611,360
Virtusa Corp. (a)	36,100	1,375,049
		60,994,643
TOTAL IT SERVICES		266,924,420
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	26	$ 2,876
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	212,854	8,169,337
		8,172,213
MACHINERY - 0.6%
Industrial Machinery - 0.6%
Airtac International Group	33,170	269,083
Fanuc Corp.	32,400	5,936,997
King Slide Works Co. Ltd.	263,000	2,962,238
Mirle Automation Corp.	180,095	153,342
Proto Labs, Inc. (a)	9,721	691,941
Shin Zu Shing Co. Ltd.	7,000	17,458
SMC Corp.	6,700	1,691,003
		11,722,062
MEDIA - 0.2%
Advertising - 0.0%
Dentsu, Inc.	300	12,270
ReachLocal, Inc. (a)	1,415	17,985
		30,255
Broadcasting - 0.1%
Fuji Media Holdings, Inc.	79,300	1,623,980
Cable & Satellite - 0.0%
DIRECTV (a)	290	20,036
Movies & Entertainment - 0.1%
IMAX Corp. (a)	66,100	1,948,628
Publishing - 0.0%
NEXT Co. Ltd.	89,700	952,956
TOTAL MEDIA		4,575,855
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	11,144	135,622
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
China Medical System Holdings Ltd.	216,500	231,457
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - 0.5%
Research & Consulting Services - 0.5%
Acacia Research Corp.	775	$ 11,269
Verisk Analytics, Inc. (a)	153,032	10,057,263
		10,068,532
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Operating Companies - 0.3%
Global Logistic Properties Ltd.	2,492,000	5,706,946
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.1%
Semiconductor Equipment - 1.7%
Advanced Energy Industries, Inc. (a)	8,509	194,516
Aixtron AG (a)(d)	130,262	1,889,742
Amkor Technology, Inc. (a)	3,396	20,817
Applied Materials, Inc.	1,107	19,583
ASM International NV (depositary receipt)	4,859	160,347
Entegris, Inc. (a)	20,283	235,283
GCL-Poly Energy Holdings Ltd. (a)	25,650,000	7,938,821
GT Advanced Technologies, Inc. (a)	1,960	17,091
Lam Research Corp. (a)	374	20,364
Nanometrics, Inc. (a)	103,200	1,965,960
Rubicon Technology, Inc. (a)(d)	610,999	6,079,440
Teradyne, Inc. (a)	9,564	168,518
Tessera Technologies, Inc.	756,905	14,918,598
Ultratech, Inc. (a)	73,226	2,123,554
Veeco Instruments, Inc. (a)	33,158	1,091,230
		36,843,864
Semiconductors - 6.4%
Advanced Micro Devices, Inc. (a)(d)	2,563	9,919
Alpha & Omega Semiconductor Ltd. (a)	18,456	142,296
Altera Corp.	437,753	14,240,105
Analog Devices, Inc.	4,032	205,350
Applied Micro Circuits Corp. (a)	240,657	3,219,991
ARM Holdings PLC sponsored ADR	8	438
Avago Technologies Ltd.	463	24,488
Broadcom Corp. Class A	69,384	2,057,236
Canadian Solar, Inc. (a)	50	1,491
Cavium, Inc. (a)	84,812	2,926,862
Chipbond Technology Corp.	3,600,000	5,653,755
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	104,677	2,013,985
Cirrus Logic, Inc. (a)(d)	7,564	154,533
Cree, Inc. (a)	251,762	15,752,748
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Crystalwise Technology, Inc. (a)	97,000	$ 89,581
Cypress Semiconductor Corp.	636,070	6,678,735
Diodes, Inc. (a)	792	18,660
Epistar Corp.	578,000	1,112,153
Fairchild Semiconductor International, Inc. (a)	1,104	14,738
Freescale Semiconductor Holdings I Ltd. (a)	204,991	3,290,106
Himax Technologies, Inc. sponsored ADR (d)	63,200	929,672
Hittite Microwave Corp. (a)	326	20,124
Infineon Technologies AG	1,969	21,020
Inotera Memories, Inc. (a)	2,592,000	1,911,536
Inphi Corp. (a)	311,634	4,020,079
Intermolecular, Inc. (a)	782,834	3,851,543
International Rectifier Corp. (a)	8,150	212,471
Intersil Corp. Class A	93,217	1,069,199
JA Solar Holdings Co. Ltd. ADR (a)(d)	2,496	22,888
Linear Technology Corp.	483	22,001
LSI Corp.	25,165	277,318
MagnaChip Semiconductor Corp. (a)	137	2,672
Marvell Technology Group Ltd.	1,113	16,005
Maxim Integrated Products, Inc.	47	1,312
MediaTek, Inc.	2,950	43,857
Melexis NV	79,070	2,521,442
Mellanox Technologies Ltd. (a)(d)	147,722	5,904,448
Micron Technology, Inc. (a)	10,169	221,277
Monolithic Power Systems, Inc.	74,151	2,570,074
Novatek Microelectronics Corp.	1,728,000	7,066,892
NVIDIA Corp.	12,498	200,218
NXP Semiconductors NV (a)	267,087	12,267,306
O2Micro International Ltd. sponsored ADR (a)	31,100	86,769
ON Semiconductor Corp. (a)	22,170	182,681
PMC-Sierra, Inc. (a)	316,890	2,037,603
Power Integrations, Inc.	3,735	208,488
Radiant Opto-Electronics Corp.	7,654	27,967
Rambus, Inc. (a)	21,182	200,594
RDA Microelectronics, Inc. sponsored ADR	281,950	5,041,266
RF Micro Devices, Inc. (a)	3,531	18,220
Samsung Electronics Co. Ltd.	4	5,198
Semtech Corp. (a)	6,166	155,876
Seoul Semiconductor Co. Ltd.	254,362	9,733,805
Silicon Laboratories, Inc. (a)	98,600	4,270,366
Silicon Motion Technology Corp. sponsored ADR	112	1,585
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR	115,000	$ 687,700
Sitronix Technology Corp.	385,000	593,668
SK Hynix, Inc. (a)	760	26,492
Skyworks Solutions, Inc. (a)	9,803	279,974
STMicroelectronics NV (NY Shares) unit	2,050	16,400
Synaptics, Inc. (a)	417	21,605
Texas Instruments, Inc.	6,045	265,436
Trina Solar Ltd. (a)	1,800	24,606
Xilinx, Inc.	223,954	10,283,968
YoungTek Electronics Corp.	77,755	157,692
		135,108,483
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		171,952,347
SOFTWARE - 18.3%
Application Software - 11.4%
Adobe Systems, Inc. (a)	419,229	25,103,433
ANSYS, Inc. (a)	108,511	9,462,159
Aspen Technology, Inc. (a)	251,880	10,528,584
Autodesk, Inc. (a)	529,463	26,647,873
Blackbaud, Inc.	5,572	209,786
BroadSoft, Inc. (a)	199,987	5,467,645
Citrix Systems, Inc. (a)	603,578	38,176,309
Comverse, Inc.	622	24,134
Concur Technologies, Inc. (a)	108,500	11,195,030
Descartes Systems Group, Inc. (a)	465,700	6,229,792
Guidewire Software, Inc. (a)	175,294	8,601,677
Interactive Intelligence Group, Inc. (a)	32,150	2,165,624
Intuit, Inc.	27,277	2,081,781
Jive Software, Inc. (a)	96,356	1,084,005
Kingdee International Software Group Co. Ltd. (a)	25,117,600	7,644,473
Linx SA	111,700	2,288,740
Manhattan Associates, Inc. (a)	9,000	1,057,320
MicroStrategy, Inc. Class A (a)	68,726	8,538,518
Open Text Corp.	300	27,595
Parametric Technology Corp. (a)	30,430	1,076,918
Pegasystems, Inc.	20,340	1,000,321
PROS Holdings, Inc. (a)	20,167	804,663
QLIK Technologies, Inc. (a)	77,139	2,054,212
RealPage, Inc. (a)	100	2,338
salesforce.com, Inc. (a)	770,571	42,527,813
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
SAP AG	275	$ 23,848
SAP AG sponsored ADR	26	2,266
SolarWinds, Inc. (a)	6,131	231,936
Solera Holdings, Inc.	94,800	6,708,048
Splunk, Inc. (a)	29,197	2,004,958
Sungy Mobile Ltd. ADR	1,900	38,817
Synchronoss Technologies, Inc. (a)	29,599	919,641
Synopsys, Inc. (a)	87	3,530
TIBCO Software, Inc. (a)	271,831	6,110,761
Ultimate Software Group, Inc. (a)	42,700	6,542,494
Verint Systems, Inc. (a)	508	21,814
Workday, Inc. Class A (a)	39,359	3,273,094
		239,881,950
Home Entertainment Software - 1.4%
Activision Blizzard, Inc.	540,840	9,643,177
Capcom Co. Ltd.	10,000	179,334
Electronic Arts, Inc. (a)	258,400	5,927,696
Kingsoft Corp. Ltd.	429,000	1,236,495
NHN Entertainment Corp. (a)	6,037	551,248
Nintendo Co. Ltd.	46,600	6,237,581
Perfect World Co. Ltd. sponsored ADR Class B	332,619	5,913,966
Take-Two Interactive Software, Inc. (a)	10,911	189,524
WeMade Entertainment Co. Ltd. (a)	6,636	205,229
		30,084,250
Systems Software - 5.5%
Allot Communications Ltd. (a)	511,359	7,752,202
Check Point Software Technologies Ltd. (a)	40	2,581
CommVault Systems, Inc. (a)	27,224	2,038,533
Exact Holdings NV	126,500	4,089,612
FleetMatics Group PLC (a)	203,376	8,796,012
Fortinet, Inc. (a)	821	15,706
Imperva, Inc. (a)	508	24,450
Infoblox, Inc. (a)	31,300	1,033,526
Insyde Software Corp.	33,000	54,149
Microsoft Corp.	1,617,526	60,543,998
NetSuite, Inc. (a)	157,070	16,181,351
Red Hat, Inc. (a)	20,818	1,166,641
ServiceNow, Inc. (a)	167,955	9,407,160
Symantec Corp.	1,318	31,078
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Tableau Software, Inc.	3,300	$ 227,469
VMware, Inc. Class A (a)	47,518	4,262,840
		115,627,308
TOTAL SOFTWARE		385,593,508
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
RingCentral, Inc.	174,885	3,212,637
SBA Communications Corp. Class A (a)	11	988
SoftBank Corp.	45,700	4,010,210
		7,223,835
TOTAL COMMON STOCKS (Cost $1,628,000,264)		2,084,249,454
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.11% (b)	43,190,408	43,190,408
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	44,093,672	44,093,672
TOTAL MONEY MARKET FUNDS (Cost $87,284,080)		87,284,080
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,715,284,344)		2,171,533,534
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(60,354,585)
NET ASSETS - 100%		$ 2,111,178,949
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,580 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,562
Fidelity Securities Lending Cash Central Fund	180,951
Total	$ 190,513
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,084,249,454	$ 2,002,585,965	$ 81,663,489	$ -
Money Market Funds	87,284,080	87,284,080	-	-
Total Investments in Securities:	$ 2,171,533,534	$ 2,089,870,045	$ 81,663,489	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,722,680,890. Net unrealized appreciation aggregated $448,852,644, of which $479,989,289 related to appreciated investment securities and $31,136,645 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Equity
Central Fund

December 31, 2013

1.859212.106

INTCEN-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Australia - 6.1%
Australia & New Zealand Banking Group Ltd.	1,206,334	$ 34,716,081
BHP Billiton Ltd.	926,105	31,573,645
Caltex Australia Ltd.	313,370	5,610,152
Commonwealth Bank of Australia	533,233	37,042,428
Cover-More Group Ltd.	1,375,000	2,302,008
CSL Ltd.	297,899	18,342,947
Iluka Resources Ltd.	1,082,668	8,342,744
QBE Insurance Group Ltd.	926,354	9,520,399
Telstra Corp. Ltd.	2,025,758	9,496,196
Westfield Group unit	1,768,609	15,934,037
Woodside Petroleum Ltd.	297,880	10,346,507
TOTAL AUSTRALIA		183,227,144
Austria - 1.6%
Andritz AG	141,300	8,862,076
Erste Group Bank AG	732,322	25,518,845
Voestalpine AG	272,800	13,108,913
TOTAL AUSTRIA		47,489,834
Bailiwick of Jersey - 0.9%
UBM PLC	1,017,300	11,050,962
WPP PLC	755,400	17,262,484
TOTAL BAILIWICK OF JERSEY		28,313,446
Belgium - 3.3%
Anheuser-Busch InBev SA NV	317,716	33,784,735
KBC Ancora (a)	122,100	4,412,650
KBC Groupe SA	730,096	41,431,214
Melexis NV	119,300	3,804,325
Solvay SA Class A	87,600	13,858,802
TOTAL BELGIUM		97,291,726
Bermuda - 0.7%
Cheung Kong Infrastructure Holdings Ltd.	628,000	3,964,329
Hongkong Land Holdings Ltd.	1,141,000	6,731,900
Oriental Watch Holdings Ltd.	6,224,000	1,645,435
Vostok Nafta Investment Ltd. SDR (a)	937,879	7,837,713
TOTAL BERMUDA		20,179,377
Brazil - 0.2%
Qualicorp SA (a)	564,800	5,434,936
British Virgin Islands - 0.1%
Luxoft Holding, Inc.	82,600	3,137,148
Common Stocks - continued
	Shares	Value
Canada - 0.5%
Goldcorp, Inc.	216,200	$ 4,689,337
Suncor Energy, Inc.	298,400	10,461,206
TOTAL CANADA		15,150,543
Cayman Islands - 0.3%
Value Partners Group Ltd.	13,113,000	10,146,370
China - 0.2%
Industrial & Commercial Bank of China Ltd. (H Shares)	10,188,000	6,884,583
Finland - 0.9%
Amer Group PLC (A Shares)	458,700	9,541,228
Sampo Oyj (A Shares)	344,300	16,918,903
TOTAL FINLAND		26,460,131
France - 7.5%
Arkema SA	118,200	13,787,510
Atos Origin SA	80,447	7,281,041
Carrefour SA	439,292	17,410,863
Christian Dior SA	105,300	19,896,687
EDF SA	171,200	6,049,327
Eutelsat Communications	239,200	7,458,314
GDF Suez	395,900	9,310,614
Hermes International SCA	17,200	6,234,948
Ipsos SA	298,602	12,783,684
Kering SA	56,600	11,963,899
Lafarge SA (Bearer)	210,000	15,736,220
Parrot SA (a)	104,892	2,857,139
Remy Cointreau SA	106,619	8,945,754
Sodexo SA	103,200	10,454,836
Suez Environnement SA	304,221	5,451,182
Tarkett SA (a)	200,006	7,847,228
Technip SA	80,900	7,775,008
Total SA sponsored ADR (d)	523,000	32,044,210
VINCI SA	302,994	19,891,072
TOTAL FRANCE		223,179,536
Germany - 7.8%
adidas AG	122,900	15,662,972
BASF AG	303,028	32,303,692
Bayer AG	287,200	40,280,551
Beiersdorf AG	138,500	14,030,957
Daimler AG (Germany)	315,620	27,311,081
Deutsche Boerse AG	121,700	10,078,846
Common Stocks - continued
	Shares	Value
Germany - continued
E.ON AG	520,461	$ 9,605,116
GEA Group AG	301,245	14,339,027
HeidelbergCement Finance AG	177,500	13,466,899
Infineon Technologies AG	563,600	6,016,673
SAP AG	137,543	11,927,957
Siemens AG	271,580	37,238,685
TOTAL GERMANY		232,262,456
Hong Kong - 1.2%
AIA Group Ltd.	4,040,200	20,267,952
Hysan Development Co. Ltd.	1,723,000	7,421,457
Wing Hang Bank Ltd.	480,877	7,255,666
TOTAL HONG KONG		34,945,075
India - 0.5%
Housing Development Finance Corp. Ltd.	547,667	7,037,574
Punjab National Bank	775,880	8,032,715
TOTAL INDIA		15,070,289
Indonesia - 0.2%
PT Bank Rakyat Indonesia Tbk	10,810,500	6,461,638
Ireland - 1.3%
C&C Group PLC	1,090,300	6,374,684
Greencore Group PLC	1,431,200	5,285,090
Perrigo Co. PLC	83,700	12,844,602
Ryanair Holdings PLC sponsored ADR	301,600	14,154,088
TOTAL IRELAND		38,658,464
Israel - 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	3,102,900	5,259,380
Kamada (a)	242,100	3,538,760
NICE Systems Ltd. sponsored ADR	87,400	3,579,904
TOTAL ISRAEL		12,378,044
Italy - 3.9%
Azimut Holding SpA	520,200	14,191,124
De Longhi SpA	615,400	10,049,211
Eni SpA	906,300	21,899,528
Luxottica Group SpA	169,800	9,099,821
Moleskine SpA (d)	1,727,666	3,802,800
Pirelli & C SpA	445,600	7,711,690
Prada SpA	1,288,800	11,468,114
Prysmian SpA	748,000	19,253,031
Common Stocks - continued
	Shares	Value
Italy - continued
Telecom Italia SpA	9,441,600	$ 9,414,753
World Duty Free SpA (a)	638,460	8,027,931
TOTAL ITALY		114,918,003
Japan - 15.8%
AEON Mall Co. Ltd.	399,740	11,198,059
ASAHI INTECC Co. Ltd.	158,600	5,928,650
Astellas Pharma, Inc.	292,600	17,347,329
Coca-Cola Central Japan Co. Ltd.	179,000	3,718,513
Daikin Industries Ltd.	284,400	17,747,337
Daito Trust Construction Co. Ltd.	87,000	8,133,453
East Japan Railway Co.	196,300	15,636,829
Hirose Electric Co. Ltd.	40,700	5,801,836
Hitachi Ltd.	1,743,000	13,215,691
Honda Motor Co. Ltd.	541,200	22,339,181
INPEX Corp.	661,900	8,489,642
Japan Tobacco, Inc.	848,100	27,596,120
JSR Corp.	707,700	13,717,289
Kansai Electric Power Co., Inc. (a)	204,400	2,352,506
Keyence Corp.	19,100	8,178,340
Lasertec Corp. (a)	220,000	2,128,074
Leopalace21 Corp. (a)	770,900	4,084,289
Mitsubishi Electric Corp.	1,349,000	16,962,945
Murata Manufacturing Co. Ltd.	111,300	9,898,279
Nippon Telegraph & Telephone Corp.	199,700	10,755,922
Nitto Denko Corp.	201,200	8,507,666
Nomura Holdings, Inc.	2,182,700	16,867,497
Nomura Real Estate Holdings, Inc.	305,100	6,874,781
NSK Ltd.	921,000	11,477,819
NTT Urban Development Co.	622,100	7,170,997
Omron Corp.	301,830	13,338,859
ORIX Corp.	1,608,000	28,255,565
Osaka Gas Co. Ltd.	1,091,000	4,285,035
Rakuten, Inc.	1,016,200	15,165,191
Seven & i Holdings Co., Ltd.	280,900	11,184,434
Seven Bank Ltd.	462,300	1,808,085
Ship Healthcare Holdings, Inc.	119,000	4,620,913
SoftBank Corp.	298,400	26,184,827
Sumitomo Realty & Development Co. Ltd.	296,000	14,748,924
Taiheiyo Cement Corp.	3,041,000	11,694,926
Takeda Pharmaceutical Co. Ltd.	57,200	2,623,481
Tokio Marine Holdings, Inc.	467,700	15,653,771
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Gas Co. Ltd.	1,066,000	$ 5,254,000
Toshiba Plant Systems & Services Corp.	483,000	7,208,734
Totetsu Kogyo Co. Ltd.	415,100	7,806,083
Toyota Motor Corp.	394,700	24,066,866
Tsukui Corp.	197,800	1,881,112
TOTAL JAPAN		471,909,850
Korea (South) - 0.4%
Naver Corp.	6,796	4,660,591
Samchully Co. Ltd.	21,870	2,630,883
Samsung Electronics Co. Ltd.	3,721	4,835,738
TOTAL KOREA (SOUTH)		12,127,212
Luxembourg - 0.3%
Eurofins Scientific SA	38,200	10,326,417
Netherlands - 3.9%
AerCap Holdings NV (a)	305,300	11,708,255
ASML Holding NV (Netherlands)	143,311	13,422,753
Delta Lloyd NV	896,663	22,253,049
European Aeronautic Defence and Space Co. (EADS) NV	262,700	20,169,532
Exact Holdings NV	96,166	3,108,946
Fugro NV (Certificaten Van Aandelen)	74,088	4,414,789
Koninklijke Philips Electronics NV	795,000	29,272,856
Randstad Holding NV	184,900	11,993,401
TOTAL NETHERLANDS		116,343,581
New Zealand - 0.2%
Telecom Corp. of New Zealand Ltd.	2,878,156	5,455,925
Norway - 0.2%
Telenor ASA	295,600	7,047,262
Philippines - 0.1%
Manila Water Co., Inc.	3,237,400	1,604,117
Portugal - 0.2%
Energias de Portugal SA	1,336,135	4,907,783
Russia - 0.4%
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	906,200	11,399,996
Singapore - 0.4%
Singapore Telecommunications Ltd.	3,632,000	10,533,793
South Africa - 0.1%
Naspers Ltd. Class N	39,500	4,127,016
Common Stocks - continued
	Shares	Value
Spain - 1.8%
Criteria CaixaCorp SA (d)	3,323,863	$ 17,321,154
Gas Natural SDG SA (d)	235,000	6,043,897
Grifols SA ADR	405,687	14,653,414
Iberdrola SA	1,472,770	9,390,926
Telefonica SA	448,519	7,333,630
Telefonica SA sponsored ADR	23	376
TOTAL SPAIN		54,743,397
Sweden - 2.8%
Boliden AB	692,000	10,592,194
East Capital Explorer AB (a)	1,172,158	11,344,611
Nordea Bank AB	2,692,000	36,266,673
Orexo AB (a)(d)	80,600	2,055,147
Svenska Handelsbanken AB (A Shares)	389,600	19,141,242
Telefonaktiebolaget LM Ericsson (B Shares)	326,999	3,992,493
TOTAL SWEDEN		83,392,360
Switzerland - 5.9%
Compagnie Financiere Richemont SA Series A	182,817	18,198,699
Dufry AG (a)	33,570	5,893,237
Nestle SA	520,448	38,143,666
Roche Holding AG (participation certificate)	220,200	61,514,308
Syngenta AG (Switzerland)	41,542	16,562,677
Transocean Ltd. (United States)	166,800	8,243,256
UBS AG	1,455,356	27,866,215
TOTAL SWITZERLAND		176,422,058
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	1,291,100	6,270,405
United Kingdom - 19.0%
Barclays PLC	7,200,971	32,561,947
BG Group PLC	472,316	10,148,159
BP PLC	3,199,537	25,929,413
British American Tobacco PLC (United Kingdom)	532,100	28,559,998
Britvic PLC	858,800	9,848,249
BT Group PLC	2,534,500	15,982,405
Bunzl PLC	553,896	13,299,749
Centrica PLC	1,747,166	10,059,724
Diageo PLC	107,948	3,577,243
Ensco PLC Class A	95,200	5,443,536
Fresnillo PLC	777,900	9,603,259
GlaxoSmithKline PLC	1,585,300	42,355,235
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Hikma Pharmaceuticals PLC	444,799	$ 8,846,144
Meggitt PLC	2,493,742	21,783,176
National Grid PLC	1,099,100	14,375,361
Prudential PLC	1,727,122	38,590,836
Reckitt Benckiser Group PLC	282,217	22,399,474
Rolls-Royce Group PLC	1,459,970	30,824,876
Royal Dutch Shell PLC Class A (United Kingdom)	903,568	32,382,321
SABMiller PLC	363,300	18,655,822
Scottish & Southern Energy PLC	303,700	6,889,895
St. James's Place Capital PLC	1,627,200	19,616,410
St. Modwen Properties PLC	2,251,800	13,696,133
Standard Chartered PLC (United Kingdom)	2,250,134	50,675,088
The Weir Group PLC	208,830	7,372,713
Unilever PLC	173,899	7,155,215
Unite Group PLC	1,596,600	10,644,300
Vodafone Group PLC	14,500,536	57,091,418
TOTAL UNITED KINGDOM		568,368,099
United States of America - 4.7%
AbbVie, Inc.	474,900	25,079,469
Accuray, Inc. (a)(d)	1,594,100	13,884,611
Anadarko Petroleum Corp.	82,600	6,551,832
Beam, Inc.	63,975	4,354,139
Cameron International Corp. (a)	61,100	3,637,283
Coca-Cola Enterprises, Inc.	217,500	9,598,275
Facebook, Inc. Class A (a)	79,600	4,350,936
InvenSense, Inc. (a)	269,400	5,598,132
Lorillard, Inc.	416,300	21,098,084
Mondelez International, Inc.	465,400	16,428,620
Monster Beverage Corp. (a)	188,700	12,788,199
United Technologies Corp.	149,700	17,035,860
TOTAL UNITED STATES OF AMERICA		140,405,440
TOTAL COMMON STOCKS (Cost $2,318,074,886)		2,806,973,454
Nonconvertible Preferred Stocks - 1.5%
	Shares	Value
Germany - 1.5%
Porsche Automobil Holding SE (Germany)	75,200	$ 7,827,227
Sartorius AG (non-vtg.)	53,400	6,355,965
Volkswagen AG	107,800	30,275,539
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $33,104,613)		44,458,731
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.06% 1/23/14 to 2/27/14 (e) (Cost $3,319,857)	$ 3,320,000	3,319,908
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	115,153,583	115,153,583
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	50,095,775	50,095,775
TOTAL MONEY MARKET FUNDS (Cost $165,249,358)		165,249,358
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,519,748,714)		3,020,001,451
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(33,799,745)
NET ASSETS - 100%		$ 2,986,201,706
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
621 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	$ 59,547,690	$ 2,017,407

The face value of futures purchased as a percentage of net assets is 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,319,908.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,757
Fidelity Securities Lending Cash Central Fund	213,870
Total	$ 230,627
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 325,516,253	$ 254,845,194	$ 70,671,059	$ -
Consumer Staples	320,938,134	167,218,210	153,719,924	-
Energy	193,376,842	104,675,938	88,700,904	-
Financials	732,587,583	498,008,406	234,579,177	-
Health Care	297,913,991	217,722,335	80,191,656	-
Industrials	365,688,172	222,336,884	143,351,288	-
Information Technology	131,134,855	49,230,573	81,904,282	-
Materials	217,545,773	135,489,570	82,056,203	-
Telecommunication Services	164,555,887	37,792,932	126,762,955	-
Utilities	102,174,695	75,907,793	26,266,902	-
Government Obligations	3,319,908	-	3,319,908	-
Money Market Funds	165,249,358	165,249,358	-	-
Total Investments in Securities:	$ 3,020,001,451	$ 1,928,477,193	$ 1,091,524,258	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,017,407	$ 2,017,407	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $2,540,760,565. Net unrealized appreciation aggregated $479,240,886, of which $529,104,222 related to appreciated investment securities and $49,863,336 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

December 31, 2013

1.842155.107

MTCIP-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
BUILDING PRODUCTS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. warrants 3/28/23 (a)(e)	2,629,730	$ 26
CHEMICALS - 69.5%
Commodity Chemicals - 10.4%
Axiall Corp.	184,870	8,770,233
Cabot Corp.	174,673	8,978,192
LyondellBasell Industries NV Class A	341,830	27,442,112
		45,190,537
Diversified Chemicals - 10.7%
Eastman Chemical Co.	217,894	17,584,046
FMC Corp.	294,304	22,208,180
Lanxess AG	58,230	3,883,187
Olin Corp. (d)	96,097	2,772,398
		46,447,811
Fertilizers & Agricultural Chemicals - 16.5%
CF Industries Holdings, Inc.	68,838	16,042,008
Intrepid Potash, Inc. (d)	154,815	2,452,270
Monsanto Co.	365,497	42,598,672
Potash Corp. of Saskatchewan, Inc.	322,400	10,628,805
		71,721,755
Industrial Gases - 7.4%
Airgas, Inc.	74,203	8,299,606
Praxair, Inc.	186,000	24,185,580
		32,485,186
Specialty Chemicals - 24.5%
Ashland, Inc.	89,318	8,667,419
Celanese Corp. Class A	73,912	4,088,073
Chemtura Corp. (a)	116,170	3,243,466
Cytec Industries, Inc.	76,418	7,119,101
Ecolab, Inc.	159,443	16,625,122
H.B. Fuller Co.	48,066	2,501,355
NewMarket Corp.	15,595	5,211,069
PPG Industries, Inc.	84,272	15,983,028
Royal DSM NV	52,981	4,166,162
RPM International, Inc.	98,513	4,089,275
Sherwin-Williams Co.	55,715	10,223,703
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
Sigma Aldrich Corp.	113,791	$ 10,697,492
W.R. Grace & Co. (a)	139,496	13,791,970
		106,407,235
TOTAL CHEMICALS		302,252,524
CONSTRUCTION MATERIALS - 4.7%
Construction Materials - 4.7%
Eagle Materials, Inc.	91,857	7,112,488
Vulcan Materials Co.	220,541	13,104,546
		20,217,034
CONTAINERS & PACKAGING - 9.3%
Metal & Glass Containers - 2.8%
Aptargroup, Inc.	99,853	6,771,032
Silgan Holdings, Inc.	112,411	5,397,976
		12,169,008
Paper Packaging - 6.5%
Graphic Packaging Holding Co. (a)	939,867	9,022,723
MeadWestvaco Corp.	154,839	5,718,204
Rock-Tenn Co. Class A	127,132	13,350,131
		28,091,058
TOTAL CONTAINERS & PACKAGING		40,260,066
METALS & MINING - 7.5%
Diversified Metals & Mining - 1.2%
Copper Mountain Mining Corp. (a)	885,600	1,400,619
First Quantum Minerals Ltd.	226,600	4,082,960
		5,483,579
Gold - 1.4%
Franco-Nevada Corp.	54,166	2,207,433
Royal Gold, Inc.	82,569	3,803,954
		6,011,387
Steel - 4.9%
Carpenter Technology Corp.	124,567	7,748,067
Haynes International, Inc.	43,767	2,417,689
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	122,328	$ 9,277,356
Worthington Industries, Inc.	44,562	1,875,169
		21,318,281
TOTAL METALS & MINING		32,813,247
OIL, GAS & CONSUMABLE FUELS - 2.5%
Coal & Consumable Fuels - 2.5%
Peabody Energy Corp.	560,867	10,953,733
PAPER & FOREST PRODUCTS - 4.6%
Forest Products - 0.4%
Boise Cascade Co.	52,600	1,550,648
Paper Products - 4.2%
International Paper Co.	315,841	15,485,684
P.H. Glatfelter Co.	99,816	2,758,914
		18,244,598
TOTAL PAPER & FOREST PRODUCTS		19,795,246
TOTAL COMMON STOCKS (Cost $307,691,816)		426,291,876
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,584,067	1,584,067
8% 12/6/14 (e)	154,681	154,681
8% 3/28/16 (e)	71,607	71,607
(Cost $1,810,329)		1,810,355
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	8,992,689	$ 8,992,689
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	4,116,425	4,116,425
TOTAL MONEY MARKET FUNDS (Cost $13,109,114)		13,109,114
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $322,611,259)		441,211,345
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(6,496,217)
NET ASSETS - 100%		$ 434,715,128
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,810,381 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. warrants 3/28/23	5/6/13	$ 26
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/13	$ 1,584,067
Aspen Aerogels, Inc. 8% 12/6/14	6/12/12 - 12/31/13	$ 154,681
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13 - 12/31/13	$ 71,581
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 981
Fidelity Securities Lending Cash Central Fund	20,758
Total	$ 21,739
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 426,291,876	$ 426,291,850	$ -	$ 26
Convertible Bonds	1,810,355	-	-	1,810,355
Money Market Funds	13,109,114	13,109,114	-	-
Total Investments in Securities:	$ 441,211,345	$ 439,400,964	$ -	$ 1,810,381
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $323,317,134. Net unrealized appreciation aggregated $117,894,211, of which $122,015,863 related to appreciated investment securities and $4,121,652 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

December 31, 2013

1.842154.107

TSCIP-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 59.0%
Alternative Carriers - 14.4%
8x8, Inc. (a)	329,955	$ 3,352,343
Cogent Communications Group, Inc.	124,402	5,027,085
inContact, Inc. (a)	277,506	2,167,322
Iridium Communications, Inc. (a)(d)	368,080	2,304,181
Level 3 Communications, Inc. (a)	202,332	6,711,352
Lumos Networks Corp.	259,806	5,455,926
Premiere Global Services, Inc. (a)	277,205	3,212,806
Towerstream Corp. (a)(d)	533,556	1,579,326
TW Telecom, Inc. (a)	155,300	4,731,991
Vonage Holdings Corp. (a)	640,229	2,131,963
		36,674,295
Integrated Telecommunication Services - 44.6%
AT&T, Inc.	973,146	34,215,813
Atlantic Tele-Network, Inc.	76,100	4,304,977
Bezeq The Israeli Telecommunication Corp. Ltd.	901,300	1,527,693
BT Group PLC	224,800	1,417,575
CenturyLink, Inc.	312,045	9,938,633
Cincinnati Bell, Inc. (a)	710,147	2,528,123
Consolidated Communications Holdings, Inc. (d)	33,500	657,605
Frontier Communications Corp. (d)	1,173,553	5,457,021
General Communications, Inc. Class A (a)	293,446	3,271,923
Hawaiian Telcom Holdco, Inc. (a)	60,035	1,763,228
IDT Corp. Class B	62,781	1,121,896
Telekomunikacja Polska SA	727	2,358
Verizon Communications, Inc.	949,002	46,633,958
Windstream Holdings, Inc. (d)	113,372	904,709
		113,745,512
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		150,419,807
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Equinix, Inc. (a)	6,600	1,171,170
Rackspace Hosting, Inc. (a)	25,891	1,013,115
		2,184,285
IT SERVICES - 0.5%
IT Consulting & Other Services - 0.5%
InterXion Holding N.V. (a)	52,780	1,246,136
Common Stocks - continued
	Shares	Value
MEDIA - 1.8%
Cable & Satellite - 1.8%
Comcast Corp. Class A	202	$ 10,497
DISH Network Corp. Class A	28,900	1,673,888
Liberty Global PLC:
Class A (a)	82	7,297
Class C (a)	25,682	2,165,506
Shaw Communications, Inc. Class B	36,000	876,065
		4,733,253
REAL ESTATE INVESTMENT TRUSTS - 8.6%
Office REITs - 0.7%
CyrusOne, Inc.	81,300	1,815,429
Specialized REITs - 7.9%
American Tower Corp. (c)	251,298	20,058,606
TOTAL REAL ESTATE INVESTMENT TRUSTS		21,874,035
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
Broadcom Corp. Class A	53,531	1,587,194
SOFTWARE - 0.2%
Application Software - 0.2%
Synchronoss Technologies, Inc. (a)	14,090	437,776
WIRELESS TELECOMMUNICATION SERVICES - 25.9%
Wireless Telecommunication Services - 25.9%
Boingo Wireless, Inc. (a)(d)	311,655	1,997,709
Crown Castle International Corp. (a)	93,571	6,870,919
KDDI Corp.	27,100	1,669,774
Leap Wireless International, Inc. (a)	214,100	3,725,340
Millicom International Cellular SA (depository receipt)	15,100	1,503,696
NII Holdings, Inc. (a)(d)	1,500,083	4,125,228
NTELOS Holdings Corp.	61,352	1,241,151
SBA Communications Corp. Class A (a)	153,264	13,769,238
Shenandoah Telecommunications Co.	67,437	1,731,108
Sprint Corp. (a)	56,491	607,278
T-Mobile U.S., Inc. (a)	360,975	12,143,199
Tele2 AB (B Shares)	92,350	1,045,997
Telephone & Data Systems, Inc.	315,711	8,139,030
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
U.S. Cellular Corp.	60,100	$ 2,513,382
Vodafone Group PLC sponsored ADR	126,618	4,977,354
		66,060,403
TOTAL COMMON STOCKS (Cost $183,001,361)		248,542,889
Nonconvertible Preferred Stocks - 0.5%

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Integrated Telecommunication Services - 0.5%
Oi SA sponsored (d)	357,757	568,834
Telefonica Brasil SA sponsored	33,400	641,948
(Cost $1,227,157)		1,210,782
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.11% (b)	4,848,837	4,848,837
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	7,834,350	7,834,350
TOTAL MONEY MARKET FUNDS (Cost $12,683,187)		12,683,187
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $196,911,705)		262,436,858
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(7,319,932)
NET ASSETS - 100%		$ 255,116,926
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 923
Fidelity Securities Lending Cash Central Fund	21,530
Total	$ 22,453
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 248,542,889	$ 245,455,540	$ 3,087,349	$ -
Nonconvertible Preferred Stocks	1,210,782	1,210,782	-	-
Money Market Funds	12,683,187	12,683,187	-	-
Total Investments in Securities:	$ 262,436,858	$ 259,349,509	$ 3,087,349	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $197,329,662. Net unrealized appreciation aggregated $65,107,196, of which $69,285,574 related to appreciated investment securities and $4,178,378 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

December 31, 2013

1.842153.107

UTCIP-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
ELECTRIC UTILITIES - 24.9%
Electric Utilities - 24.9%
American Electric Power Co., Inc.	331,087	$ 15,475,006
Edison International	338,209	15,659,077
ITC Holdings Corp.	95,674	9,167,483
NextEra Energy, Inc.	498,842	42,710,852
OGE Energy Corp.	681,649	23,107,901
		106,120,319
GAS UTILITIES - 6.7%
Gas Utilities - 6.7%
ONEOK, Inc.	455,670	28,333,561
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 13.0%
Independent Power Producers & Energy Traders - 13.0%
Calpine Corp. (a)	833,622	16,263,965
NRG Energy, Inc.	679,228	19,507,428
The AES Corp.	1,361,161	19,750,446
		55,521,839
MULTI-UTILITIES - 34.8%
Multi-Utilities - 34.8%
Ameren Corp.	400,305	14,475,029
CenterPoint Energy, Inc.	824,258	19,106,300
Dominion Resources, Inc.	641,709	41,512,155
NiSource, Inc.	523,926	17,226,687
PG&E Corp.	402,869	16,227,563
Sempra Energy	444,815	39,926,594
		148,474,328
OIL, GAS & CONSUMABLE FUELS - 16.5%
Oil & Gas Exploration & Production - 2.0%
Energen Corp.	123,018	8,703,524
Oil & Gas Refining & Marketing - 0.4%
Delek U.S. Holdings, Inc.	44,300	1,524,363
Oil & Gas Storage & Transport - 14.1%
Cheniere Energy Partners LP Holdings LLC	450,700	8,450,625
Cheniere Energy, Inc. (a)	310,771	13,400,446
Enbridge, Inc.	196,700	8,593,878
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Energy Transfer Equity LP	258,824	$ 21,156,274
Plains GP Holdings LP Class A	321,800	8,614,586
		60,215,809
TOTAL OIL, GAS & CONSUMABLE FUELS		70,443,696
REAL ESTATE INVESTMENT TRUSTS - 2.0%
Specialized REITs - 2.0%
American Tower Corp.	106,700	8,516,794
TOTAL COMMON STOCKS (Cost $362,647,055)		417,410,537
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.11% (b) (Cost $10,509,475)	10,509,475	10,509,475
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $373,156,530)		427,920,012
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,458,815)
NET ASSETS - 100%		$ 426,461,197
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,683
Fidelity Securities Lending Cash Central Fund	8,480
Total	$ 10,163
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $373,360,441. Net unrealized appreciation aggregated $54,559,571, of which $57,340,667 related to appreciated investment securities and $2,781,096 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2014